Investor Mark Series Semiannual Report

June 30, 2001

Message from the Chairman

The year 2001 is unfolding as a difficult and challenging period, both for the markets and the economy. The economic environment has been considerably weaker than originally anticipated. Macroeconomic statistics illustrate very well the softness in aggregate demand. The industrial production index has fallen nine consecutive months and, according to Merrill Lynch, the capacity utilization rate in manufacturing has fallen to the lowest level in eighteen years.
Companies have seen their sales revenues much weaker than forecasted, forcing cutbacks in their capital spending plans and substantial reductions in their work force. Consequently, the unemployment rate has risen from 3.9% to 4.5% over the last nine months. The Federal Reserve has been trying to stay ahead of the soft economy by aggressively cutting interest rates, having lowered the Fed
Funds target six times since January of this year. In spite of the Fed's efforts, it appears the markets are coming to the realization that we are not looking at a "V" shaped recovery; rather, a recovery that will take much longer than originally expected.

It is no surprise that, in the face of a deteriorating economy, equity markets have fared poorly. For the first six months of 2001, the Standard & Poor's
500 Index* was down 6.7%, while the technology laden NASDAQ Index* fell 12.5%.
International markets reflected the economic weakness in Europe and Japan, with the Morgan Stanley EAFE (Europe, Australia, and Far East) Index* down over 15%.
The poor results are not evenly distributed throughout all market capitalizations. Large cap growth stocks had a particularly difficult six months, with the Russell 1000 Growth Index* off by more than 14%, while small cap value stocks, as measured by the Russell 2000 Value Index,* were actually up
12.7%. To further underscore how value stocks have come roaring back in the performance derby, note the results for the twelve month period ending June 30,
2001. Large cap growth stocks fell over 36%, while large cap value stocks appreciated more than 10%, which is a huge relative outperformance.

Investors will remember when everyone wanted growth stocks, regardless of their high valuations, and no one wanted anything to do with value stocks. The results over the last year demonstrate, in a very powerful way, the importance of not having all of your eggs in one sector of the market, but having a well-diversified portfolio that can withstand painful shocks to certain sectors, such as we have seen so vividly with the remarkable decline in the NASDAQ from its high in March of 2000. Having a well thought out plan of diversification, and then having the discipline to stay with that plan through challenging markets, will take investors a long way toward achieving their investment goals.

In the following pages you will find commentaries from the portfolio managers of the various portfolios within the Investors Mark Series Fund for your review. I hope you will find this semi-annual report informative and helpful. As always, we welcome your comments and questions.

Sincerely,

/s/Robert N. Sawyer

Robert N. Sawyer
Chairman

*Indices are unmanaged and not available for direct investment.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Large Cap Value

All major large and small cap equity benchmarks recorded positive returns in the second quarter, with small caps performing significantly better than their large cap counterparts and growth outpacing value across the size spectrum. The Large
Cap Value Portfolio continued to perform well in this challenging and volatile environment.

As you read this, the Federal Reserve has eased interest rates a total of six times since January 1, 2001. Conventional wisdom asserts that there is a 6-9 month lag between Fed easing and improved economic activity. The jury is still out regarding the effect of these six rate cuts.

Stock market reaction to macroeconomic and corporate earnings news has been as vigorous as reaction to Fed rate cutting. If corporate earnings are viewed as an indication of economic health, the message was mixed during the quarter. Clearly the aftershocks of many technology companies "hitting the wall" continue to ripple through the economy. On a positive note, there are indications that the pace of personal and corporate bankruptcies has slowed. President Bush's tax rebate program may provide a stimulus to the economy in the third and fourth quarters, energy prices have begun to decline, and consumer confidence numbers have improved recently. On the last trading day of the second quarter, the Wall
Street Journal combined stock market, macroeconomic and company-specific information into a succinct (and positive) headline, "Microsoft Ruling, Job Data
Give Stocks a Large Boost." We can only hope for more of the same news as the second half of 2001 unfolds.

The Large Cap Value Portfolio achieved positive absolute performance and positive relative performance versus the Russell 1000 and Russell 1000 Value
Indices* in both the second quarter and first half of 2001. It also outperformed the Russell 1000 Growth Index* in the first half of 2001. Four sectors contributed most to this performance; basic materials, technology, transportation and healthcare.

The Large Cap Value Portfolio remains attractively valued versus the Russell
1000 Value Index* on all of the following characteristics: 2002 price/earnings;
price-to-book; price-to-sales; price-to-cash flow; dividend yield; and beta.

David L. Babson & Co. Inc.

Top Holdings
                                                             % of Total
Allstate Corp.                                                    4.1%
Harcourt General, Inc.                                            3.5%
USA Education, Inc.                                               3.4%
UnitedHealth Group, Inc.                                          3.4%
Tenet Healthcare Corp.                                            3.4%
Total                                                             17.8%

As of June 30, 2001, schedule of investments. Subject to change.

Total Return as of June 30, 2001
                    Three         Six                        Since Commencement
                    Months       Months          One Year     November 13, 1997

Large Cap Value      6.16%       2.68%            18.25%             3.90%

*Indices are unmanaged and not available for direct investment.

Schedule of Investments

June 30, 2001 (UNAUDITED)

Large Cap Value

SHARES                  COMPANY                                                                                      MARKET VALUE

COMMON STOCKS-- 94.20%
BASIC MATERIALS-- 9.31%
             1,560      duPont (E.I.) deNemours & Co.                                                 $                75,255
               320      Martin Marietta Materials, Inc.                                                                    15,837
             1,560      Potlatch Corp.                                                                                     53,680
             3,950      USX-U.S. Steel Group                                                                               79,593
             1,190      Weyerhaeuser Co.                                                                                   65,414
               940      Willamette Industries, Inc.                                                                        46,530
                                                                                                                          336,309
CAPITAL GOODS-- 8.61%
             2,070      Boeing Co.                                                                                        115,092
             1,020      Hanson PLC                                                                                         37,995
             2,310      Lockheed Martin Corp.                                                                              85,586
             1,900      Rockwell International Corp.                                                                       72,428
                                                                                                                          311,101
CONSUMER CYCLICAL-- 8.91%
             1,400      Eastman Kodak Co.                                                                                  65,352
               700      General Motors Corp.                                                                               45,045
             2,180      Harcourt General, Inc.                                                                            126,854
             5,120      The Limited, Inc.                                                                                  84,582
             2,900      McDonald's Corp.                                                                                   78,474
                                                                                                                          321,833
CONSUMER STAPLES-- 15.59%
             2,600      Albertson's, Inc.                                                                                  77,974
             2,282      Diageo PLC                                                                                        100,294
             3,400      Fortune Brands, Inc.                                                                              130,424
             2,100      H.J. Heinz Co.                                                                                     85,869
             3,100      Kellogg Co.                                                                                        89,900
                                                                                                                          562,935
ENERGY -- 5.60%
             1,558      BP PLC                                                                                             77,666
             1,430      Royal Dutch Petroleum Co.                                                                          83,326
             1,400      USX-Marathon Group                                                                                 41,314
                                                                                                                          202,306
FINANCIAL-- 24.40%
             3,390      Allstate Corp.                                                                                    149,126
             2,060      American Express Co.                                                                               79,928
             1,000      Astoria Financial Corp.                                                                            57,960
             1,780      CitiGroup Inc.                                                                                     94,055
             1,300      Everest RE Group Ltd.                                                                              97,240
             1,710      JP Morgan Chase & Co.                                                                          76,266
             1,800      National City Corp.                                                                                55,404
               450      Student Loan Corp.                                                                                 31,388
             1,500      The Phoenix Companies, Inc.*                                                                       27,900
             1,700      USA Education, Inc.                                                                               124,100
             1,890      Wells Fargo & Co.                                                                              87,753
                                                                                                                          881,120
HEALTHCARE-- 6.74%
             2,350      Tenet Healthcare Corp.*                                                                           121,236
             1,980      UnitedHealth Group Inc.                                                                           122,265
                                                                                                                          243,501
TECHNOLOGY-- 3.29%
             1,520      Apple Computer, Inc.*                                                                              36,495
               730      International Business Machines Corp.                                                              82,490
                                                                                                                          118,985
TRANSPORTATION & SERVICES-- 6.44%
             1,100      Burlington Northern Santa Fe Corp.                                                                 33,187
             1,600      Delta Air Lines, Inc.                                                                              70,528
             1,474      KLM Royal Dutch Airlines*                                                                          26,016
             1,400      Sabre Holdings Corp.*                                                                              70,000
               600      Union Pacific Corp.                                                                                32,946
                                                                                                                          232,677
UTILITIES-- 5.31%
             2,600      Duke Energy Corp.                                                                                 101,426
             3,300      Sempra Energy Corp.*                                                                               90,222
                                                                                                                          191,648

TOTAL COMMON STOCKS                                                                                                     3,402,415
(Cost $2,740,488)

       FACE
      AMOUNT            DESCRIPTION                                                                                  MARKET VALUE

REPURCHASE AGREEMENT-- 5.54%
$          200,000      UMB Bank, n.a.,
                           3.41% due 7/02/01
                           (Collateralized by Federal Home
                           Loan Mortgage Corp. Discount
                           Notes, due 7/06/01 with a
                           value of $204,854)                                                                             200,000
(Cost $200,000)

TOTAL INVESTMENTS-- 99.74%                                                                                              3,602,415
(Cost $2,940,488)

Other assets less liabilities-- 0.26%                                                                                       9,548

TOTAL NET ASSETS-- 100.00%                                                                                           $  3,611,963

The identified cost of investments owned at June 30, 2001, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $661,927, which is comprised of unrealized appreciation of $762,240 and unrealized depreciation of $100,313.

*Non-income producing security

See accompanying Notes to Financial Statements.

Large Cap Growth

In the second quarter of 2001, domestic equity market rebounded. First quarter pessimism attracted some investors back to the technology sector. Hoping lower interest rates and the income tax cut will spur economic growth, investors supported consumer cyclicals. Relative moves in the Portfolio were subdued due to low turnover and a relatively concentrated number of names in the Portfolio
(32 at quarter end).

We remain confident of the potential for tremendous long-term earnings growth of large capitalization multi-national companies. We continue to find attractive investment candidates. Recognizing periods when the market was oversold, we took occasion to add selected names to the Portfolio. These included Abbott Labs,
Alcoa and EDS.

Portfolio structure continues to stress adequate diver-sification, represented in the second quarter by strong performance contributions from software giant
Microsoft (+33.5%), industrial conglomerate Tyco International (+26.1%), global financial services leader CitiGroup (+17.5%) and consumer tobacco and packaged goods firm Philip Morris (+7.0%).

Moderate weather and regulatory concerns in California pressured energy sector performance. Solidly managed companies Enron and Duke Energy hurt Portfolio perfor-mance. We remain convinced our practice of investing in the best-managed companies will reward long-term shareholders. Performance standouts in the
Portfolio included medical and communication services company AOL Time Warner
(+32.0%), cable television programmer Liberty Media (+24.9%) and industrial and financial services multi-national General Electric (+16.5%).

Stein Roe & Farnham Incorporated

Top Holdings
                                                                % of Total
AOL Time Warner, Inc.                                              5.2%
CitiGroup, Inc.                                                    5.2%
General Electric                                                   4.8%
AT&T Corp.-Liberty Media                                       4.1%
Philip Morris Companies                                            4.0%
Total                                                             23.3%

As of June 30, 2001, schedule of investments. Subject to change.

Total Return as of June 30, 2001

                       Three         Six                      Since Commencement
                       Months       Months        One Year     November 13, 1997

Large Cap Growth       1.92%       -14.93%         -33.30%          8.62%

Schedule of Investments

June 30, 2001 (UNAUDITED)

Large Cap Growth

SHARES                  COMPANY                                                                                      MARKET VALUE

COMMON STOCKS-- 98.89%
BASIC MATERIALS-- 2.72%
             2,000      Alcoa, Inc.                                                                       $                78,800
             3,500      Immunex Corp.*                                                                                     59,920
                                                                                                                          138,720
CAPITAL GOODS-- 3.20%
             3,000      Tyco International Ltd.                                                                           163,500

CONSUMER CYCLICAL-- 15.93%
             6,000      Corning, Inc.                                                                                     100,260
             5,000      General Electric Co.                                                                              243,750
             3,000      Home Depot, Inc.                                                                                  139,650
             2,500      Kohl's Corp.*                                                                                     156,825
             5,000      Target Corp.                                                                                      173,000
                                                                                                                          813,485
CONSUMER STAPLES-- 7.74%
             4,000      Philip Morris Companies                                                                           203,000
             4,000      Safeway, Inc.*                                                                                    192,000
                                                                                                                          395,000
    ENERGY -- 5.65%
             5,000      Ensco International, Inc.                                                                         117,000
             3,500      Enron Corp.                                                                                       171,500
                                                                                                                          288,500
FINANCIAL-- 14.19%
             2,000      American International Group, Inc.                                                                172,000
             5,000      CitiGroup, Inc.                                                                                   264,200
             2,000      Federal Home Loan Mortgage Corp.                                                                  140,000
             2,500      Merrill Lynch & Co.                                                                           148,125
                                                                                                                          724,325
HEALTHCARE-- 14.26%
             3,000      Abbott Laboratories                                                                               144,030
             4,000      Johnson & Johnson                                                                             200,000
             4,000      Medtronic, Inc.                                                                                   184,040
             5,000      Pfizer, Inc.                                                                                      200,250
                                                                                                                          728,320
MEDIA & ENTERTAINMENT-- 12.38%
             5,000      AOL Time Warner*                                                                                  265,000
            12,000      AT&T Corp. - Liberty Media Corp.                                                              209,880
             5,000      Echostar Communications*                                                                          157,500
                                                                                                                          632,380
TECHNOLOGY-- 17.92%
             6,000      Cisco Systems, Inc.*                                                                              116,100
             4,000      Comcast Corp. Cl. A (non-voting)*                                                                 173,600
             4,000      EMC Corp.*                                                                                        116,200
             2,000      Electronic Data Systems Corp.                                                                     125,000
             2,500      Microsoft Corp.*                                                                                  179,600
             5,000      Nokia Corp.                                                                                       110,200
             3,000      Texas Instruments, Inc.                                                                            94,500
                                                                                                                          915,200
 UTILITIES-- 4.90%
             3,000      Calpine Corp.*                                                                                    113,400
             3,500      Duke Energy Corp.                                                                                 136,535
                                                                                                                          249,935
TOTAL COMMON STOCKS                                                                                                     5,049,365
 (Cost $4,650,993)

TOTAL INVESTMENTS-- 98.89%                                                                                              5,049,365
 (Cost $4,650,993)

Other assets less liabilities-- 1.11%                                                                                      56,871

TOTAL NET ASSETS-- 100.00%                                                                                           $  5,106,236

The identified cost of investments owned at June 30, 2001, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $398,372, which is comprised of unrealized appreciation of $823,842 and unrealized depreciation of $425,470.

*Non-income producing security

See accompanying Notes to Financial Statements.

Mid Cap Equity

So far this year, the economy has narrowly avoided slipping into recession as the consumer sector's strength has offset weakness elsewhere. The housing and automobile markets have held up especially well. Corporations on the other hand have been retrenching in dramatic fashion with announced lay-offs running close to all-time highs and severe cutbacks in capital expenditures, especially in the technology area. The Federal Reserve has responded to this economic deterioration with six rate cuts totaling 2.75% since the beginning of the year.
Congress has now added a dose of fiscal stimulus via a tax rebate beginning in
July. These policy responses should hasten a turnaround in the economy.

Stocks were down in the first quarter due to economic concerns but recovered nicely in the second quarter on hopes that the Fed's rate cuts and the tax rebate will quickly turn the economy around. The Mid Cap Equity Portfolio participated in both directions -- down 7% during first quarter, up 6% in the second quarter. Over the entire six month period, the return was negative 1.5%
trailing the 0.97% return of the Standard & Poor's Mid Cap Index* but ahead of the negative 3.2% return of the Russell Mid Cap Index.*

Looking ahead, we expect that the second quarter will represent the worst of this cycle's earnings comparisons. Comparisons will remain negative for another quarter or two, but ought to be less negative than we saw in the second quarter.
Stock prices generally rebound ahead of the economy and ahead of an upswing in earnings. This seems to be the scenario currently playing out.

We continue to expect an economic recovery fueled by the Fed and by the tax rebate, and we continue to expect positive returns from the stock market. We do not, however, expect a return of the very high results we witnessed in the late
1990's. Returns should be much closer to, and maybe even slightly below, their longer-term averages; i.e., in the mid to high single digits. In our view there are simply too many limiting factors for the economy and corporate earnings to quickly and fully recover, including high levels of consumer debt, a squeeze on corporate profit margins, a brewing crisis in Latin America (Argentina) and a stock market that is still close to being fully valued.

Standish, Ayer & Wood, Inc.

Top Holdings
                                                               % of Total
SEI Investments Co.                                               2.4%
Biomet, Inc.                                                      2.4%
OM Group, Inc.                                                    2.1%
AMBAC Financial Group                                             2.1%
McCormick Co.                                                     2.1%
Total                                                            11.1%

As of June 30, 2001, schedule of investments. Subject to change.

Total Return as of June 30, 2001
                    Three        Six                         Since Commencement
                    Months      Months       One Year          November 13, 1997
Mid Cap Equity       6.36%      -1.53%         13.89%                10.51%

*Indices are unmanaged and not available for direct investment.

Schedule of Investments

June 30, 2001 (UNAUDITED)

MID CAP EQUITY

SHARES                  COMPANY                                                                                      MARKET VALUE

COMMON STOCKS-- 97.82%
BASIC MATERIALS-- 4.03%
               700      Cytec Industries, Inc.*                                                           $                26,600
             1,400      OM Group, Inc.                                                                                     78,750
               400      Praxair, Inc.                                                                                      18,800
             1,000      Westvaco Corp.                                                                                     24,290
                                                                                                                          148,440
CAPITAL GOODS-- 6.64%
             1,000      American Standard Companies, Inc.*                                                                 60,100
               500      Amphenol Corp.*                                                                                    20,025
               700      Danaher Corp.                                                                                      39,200
             1,000      Ingersoll-Rand Co.                                                                                 41,200
             1,100      Precision Castparts Corp.                                                                          41,162
               300      Quaker Oats Co.                                                                                    27,375
               700      Quanta Services, Inc.*                                                                             15,428
                                                                                                                          244,490
CONSUMER CYCLICAL-- 10.70%
               800      Boston Properties, Inc.                                                                            32,720
             1,250      Brinker International, Inc.*                                                                       32,313
             1,625      IVAX Corp.*                                                                                        63,375
             1,000      Jones Apparel Group, Inc.*                                                                         43,200
               900      Linens `n Things, Inc.*                                                                            24,588
               800      MGM Mirage*                                                                                        23,968
               700      Ralph Lauren, Inc.*                                                                                18,060
             1,600      Readers Digest Assn. Cl. A                                                                         46,000
             2,800      Saks Holdings, Inc.*                                                                               26,880
             1,500      TJX Companies, Inc.                                                                                47,805
               800      Talbots, Inc.                                                                                      35,000
                                                                                                                          393,909
CONSUMER STAPLES-- 17.32%
             1,000      Adolph Coors Co. Cl. B                                                                             50,180
             2,300      Caremark RX, Inc.*                                                                                 37,835
               800      CEC Entertainment, Inc.*                                                                           39,480
             1,000      Constellation Brands, Inc.*                                                                        41,000
             1,600      Darden Restaurants, Inc.                                                                           44,640
             1,700      Dentsply International, Inc.                                                                       75,395
               500      Elan Corp.*                                                                                        30,500
               500      Henry Schein, Inc.*                                                                                20,030
               800      KB Home                                                                                            24,136
               400      King Pharmaceuticals, Inc.*                                                                        21,500
               600      Knight-Ridder, Inc.                                                                                35,580
             1,400      Lincare Holdings, Inc.*                                                                            42,014
             1,800      McCormick & Co.                                                                                75,636
               400      McGraw Hill, Inc.                                                                                  26,460
               900      Millennium Pharmaceuticals, Inc.*                                                                  32,022
               300      Protein Design Labs, Inc.*                                                                         26,028
               300      Vertex Pharmaceuticals, Inc.*                                                                      14,850
                                                                                                                          637,286
ENERGY -- 9.68%
               800      BJ Services Co.*                                                                                   22,704
               600      Coastal Corp.                                                                                      18,600
             1,100      Constellation Energy Corp.                                                                         46,860
               628      Dynergy, Inc.                                                                                      29,202
               645      El Paso Energy Corp.                                                                               33,888
             1,800      Equitable Resources, Inc.                                                                          59,958
               400      Murphy Oil Corp.                                                                                   29,440
             1,300      Orion Power Holdings, Inc.*                                                                        30,953
               400      Smith International, Inc.*                                                                         23,960
             1,200      Utilicorp United, Inc.                                                                             36,852
               500      Weatherford International*                                                                         24,000
                                                                                                                          356,417
FINANCIAL-- 22.31%
             1,600      ACE Ltd.                                                                                           62,544
             1,350      AMBAC Financial Group                                                                              78,570
               300      Americredit Corp.*                                                                                 15,585
             1,200      City National Corp.                                                                                53,148
               600      Comerica, Inc.                                                                                     34,560
               300      Concord EFS, Inc.*                                                                                 15,603
             2,200      Cullen/Frost Bankers, Inc.                                                                         74,470
               600      General Growth Properties, Inc.                                                                    23,076
             1,700      Huntington Bancshares, Inc.                                                                        27,795
             1,115      Liberty Property Trust                                                                             33,004
               600      Metris Companies, Inc.                                                                             20,226
               600      NASDAQ-100 Shares*                                                                                 27,570
               600      Nationwide Financial Service                                                                       26,190
             1,200      Old Republic International Corp.                                                                   34,800
               800      PMI Group, Inc.                                                                                    57,328
             2,100      Pacific Century Financial Corp.                                                                    54,159
             1,600      Prentiss Properties Trust                                                                          42,080
               300      Standard & Poor's 400 Mid-Cap
                           Depository Receipts                                                                             28,575
             2,400      Technology Select Sector*                                                                          67,608
             1,100      Texas Regional Bancshares                                                                          44,319
                                                                                                                          821,210
HEALTHCARE-- 6.30%
               400      Amersource Health Corp. Cl. A*                                                                     22,120
               800      Bard C.R., Inc.                                                                                    45,560
             1,850      Biomet, Inc.*                                                                                      88,911
               800      Wellpoint Health Networks, Inc.*                                                                   75,392
                                                                                                                          231,983
TECHNOLOGY-- 11.72%
               800      Amdocs Ltd.*                                                                                       43,080
             5,100      Agere Systems, Inc. Cl. A*                                                                         38,250
               400      Black Box Corp.*                                                                                   26,944
               800      Diebold, Inc.                                                                                      25,720
               800      Flextronics International Ltd.*                                                                    20,888
             3,900      Maxtor Corp.*                                                                                      20,475
             2,700      Parametric Technology Corp.*                                                                       37,773
               700      Radioshack Corp.                                                                                   21,350
             1,900      SEI Investments Co.                                                                                90,060
             1,700      Sapient Corp.*                                                                                     16,575
               200      Scientific Atlanta                                                                                  8,120
             1,162      Symbol Technologies, Inc.                                                                          25,796
               800      Univision Communications, Inc.*                                                                    34,224
               800      Waters Corp.*                                                                                      22,088
                                                                                                                          431,343
TRANSPORTATION & SERVICES-- 5.36%
             1,000      Canadian National Railway Co.                                                                      40,500
             1,000      Continental Airlines Cl. B*                                                                        49,250
               600      General Dynamics Corp.                                                                             46,686
             1,200      Glimcher Realty Trust                                                                              21,480
             1,100      Valassis Communications, Inc.*                                                                     39,380
                                                                                                                          197,296
UTILITIES-- 3.76%
               800      Comverse Technology, Inc.*                                                                         45,680
               800      Dominion Resources, Inc.                                                                           48,104
             1,800      Reliant Resources, Inc.*                                                                           44,460
                                                                                                                          138,244

TOTAL COMMON STOCKS                                                                                                     3,600,618
(Cost $3,042,612)

       FACE
      AMOUNT            DESCRIPTION                                                                                  MARKET VALUE

REPURCHASE AGREEMENT-- 2.61%
$           96,000      State Street Bank and Trust Co.,
                           2.00% due 7/02/01
                           (Collateralized by U.S.
                           Treasury Bills, 6.75%
                           due 8/15/26 with a
                           value of $102,669)                                                                              96,000
(Cost $96,000)

TOTAL INVESTMENTS-- 100.43%                                                                                             3,696,618
(Cost $3,138,612)

Other assets less liabilities-- (0.43%)                                                                                  (15,689)

TOTAL NET ASSETS-- 100.00%                                                                                           $  3,680,929

The identified cost of investments owned at June 30, 2001, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $558,006, which is comprised of unrealized appreciation of $673,760 and unrealized depreciation of $115,754.

*Non-income producing security

See accompanying Notes to Financial Statements.

Small Cap Equity

Small cap growth stocks rebounded during the second quarter of 2001. For the quarter, the Small Cap Equity Portfolio returned 16.07% versus a return of
18.12% for the Russell 2000 Growth Index* and 13.70% for the Standard &
Poor's Small Cap 600 Index.*

Weakness in the technology sector and a slowing economy contributed to further downward revisions for earnings estimates in many sectors of the small cap growth market. Unlike the first quarter, investors generally looked through the downward earnings revisions, allowing many stocks to move higher during the second quarter. Hopes of an economic recovery later this year, led by lower tax rates and the Federal Reserve's moves to lower interest rates, helped boost investor confidence.

We maintained a consistent approach in managing the Portfolio over the past three months. Most of our sector weightings moved only modestly during the quarter, with the exception of energy, where we reduced our previously bullish
12% weighting to 6% of the equity assets at the end of June. We were surprised at the pace by which the forces of supply and demand for North American natural gas prices have changed in the past three months. We no longer see the potential for a near-term natural gas crisis in parts of the country.

We had several stocks in different sectors that performed well over the past three months. Precise Software (1.0% of net assets) advanced 103% during the quarter, as fears of a sharp business slowdown did not materialize. Exploration com-pany Triton Energy (1.3% of net assets) rose 75% during the second quarter following two additional oil discoveries in offshore Africa. Pasta maker
American Italian Pasta (1.6% of net assets) rose 45% over the past three months as it continues to integrate some recent acquisitions.

Looking ahead, we believe investors now fully acknowledge that 2001 will be a generally weak year for the economy and corporate profits in many sectors. Tax relief and lower interest rates should keep consumer spending alive and well, but we are still waiting for stabilization in capital spending and many segments of the technology and telecommunications markets.

Stein Roe & Farnham Incorporated

Top Holdings
                                                          % of Total
Philadelphia Consolidated                                    2.8%
Constellation Brands, Inc.                                   2.6%
Intermune Pharmaceuticals                                    2.2%
Province Healthcare Co.                                      2.2%
Ivex Packaging Corp.                                         2.1%
Total                                                       11.9%

As of June 30, 2001, schedule of investments. Subject to change.

Total Return as of June 30, 2001
                         Three        Six                    Since Commencement
                         Months      Months    One Year        November 13, 1997
Small Cap Equity         16.07%      -3.70%     -21.81%              6.05%

*Indices are unmanaged and not available for direct investment.

Schedule of Investments

June 30, 2001 (UNAUDITED)

SMALL CAP EQUITY

SHARES                  COMPANY                                                                                      MARKET VALUE

COMMON STOCKS-- 90.64%
BASIC MATERIALS-- 4.58%
               800      Arch Coal, Inc.                                                                   $                20,696
             2,100      Delta & Pine Land Co.                                                                          41,265
             4,600      Ivex Packaging Corp.*                                                                              87,400
             1,400      Stillwater Mining Co.*                                                                             40,950
                                                                                                                          190,311
CAPITAL GOODS-- 5.72%
             2,800      Act Manufacturing*                                                                                 30,660
             2,300      Active Power, Inc.*                                                                                37,099
               800      Aeroflex, Inc.*                                                                                     8,432
               900      Aptargroup, Inc.                                                                                   29,187
             1,300      Astec Industries*                                                                                  22,750
             4,000      GSI Lumonics, Inc.*                                                                                37,000
               750      Granite Construction                                                                               19,065
               800      Insituform Technology Cl. A*                                                                       29,200
               500      Triump Group, Inc.*                                                                                24,500
                                                                                                                          237,893
CONSUMER CYCLICAL-- 14.41%
               800      Argosy Gaming Co.*                                                                                 22,208
             2,400      Bally Total Fitness Holdings*                                                                      71,064
               800      California Pizza Kitchen, Inc.*                                                                    18,800
             1,300      CEC Entertainment*                                                                                 64,155
             1,200      Chico's FAS, Inc.*                                                                                 35,700
             1,800      Coldwater Creek, Inc.*                                                                             44,928
               900      Kenneth Cole Productions*                                                                          18,135
             1,600      Genesco, Inc.*                                                                                     53,760
               600      99 Cents Only Stores*                                                                              17,970
             3,600      Radio One, Inc. Cl. D*                                                                             77,400
             1,000      Rent-A-Center, Inc.*                                                                               53,700
               200      Scotts Co. Cl. A*                                                                                   8,290
             1,050      Shuffle Master, Inc.*                                                                              21,000
             2,400      Station Casinos, Inc.*                                                                             38,400
               500      Travelocity.com, Inc.*                                                                             15,650
               500      Tweeter Home Entertainment Group*                                                                  17,580
               500      Vastera, Inc.*                                                                                      7,050
               400      Zale Corp.*                                                                                        13,480
                                                                                                                          599,270
CONSUMER STAPLES-- 4.64%
             1,400      American Italian Pasta*                                                                            64,960
             2,600      Constellation Brands, Inc. Cl. A*                                                                 106,600
             1,000      Rayovac Corp.*                                                                                     21,300
                                                                                                                          192,860
ENERGY -- 6.40%
               700      Cal Dive International, Inc.*                                                                      16,800
               200      IXYS Corp.*                                                                                         3,078
             1,200      Louis Dreyfus Natural Gas Corp.*                                                                   41,820
             1,600      Ocean Energy, Inc.                                                                                 27,920
             1,300      Patterson-UTI Energy*                                                                              24,765
             1,800      Pogo Producing Co.                                                                                 43,200
             1,200      Pride International, Inc.*                                                                         22,800
               200      Spinnaker Exploration Co.*  .                                                                       7,972
               700      Syntroleum Corp.*  .                                                                                5,817
               800      Tetra Technologies, Inc.*  .                                                                       19,560
             1,600      Triton Energy Cl. A*                                                                               52,400
                                                                                                                          266,132
FINANCIAL-- 9.08%
               300      Americredit Corp.*                                                                                 15,585
               750      Choicepoint, Inc.*                                                                                 31,538
             1,900      Community First Bankshares                                                                         43,624
             3,100      East West Bancorp, Inc.                                                                            80,600
             1,700      Gallagher (Arthur J.) & Co.                                                                    44,200
             1,400      NCO Group, Inc.*                                                                                   43,302
             3,400      Philadelphia Consolidated Holding Co.*                                                            118,490
                                                                                                                          377,339
HEALTHCARE-- 17.70%
             1,000      American Medical Systems Holdings*                                                                 15,700
             1,000      Aurora Biosciences Corp.*                                                                          29,710
             1,500      Caremark RX, Inc.*                                                                                 24,675
             1,000      Celgene Corp.*                                                                                     28,750
               200      Cor Therapeutics*                                                                                   6,070
               900      Closure Medical Corp.*                                                                             20,250
             1,600      Cubist Pharmaceuticals, Inc.*                                                                      61,440
               900      Curon Medical, Inc.*                                                                                1,800
               700      CV Therapeutics, Inc.*                                                                             39,900
             1,100      Dusa Pharmaceuticals, Inc.*                                                                        15,378
             2,800      Genta, Inc.*                                                                                       35,812
             3,600      I-Many, Inc.*                                                                                      47,700
             2,600      Intermune Pharmaceuticals*                                                                         90,194
               700      Large Scale Biology Corp.*                                                                          4,410
             1,300      Noven Pharmaceuticals, Inc.*                                                                       51,077
               300      Novoste Corp.*                                                                                      7,707
             1,700      Praecis Pharmaceuticals, Inc.*                                                                     24,004
             2,600      Province Healthcare Co.*                                                                           91,780
             2,200      Scios, Inc.*                                                                                       49,258
             1,300      Sicor, Inc.*                                                                                       28,015
               700      Specialty Laboratories*                                                                            26,495
               400      Taro Pharmaceutical Industries*                                                                    36,052
                                                                                                                          736,177
MEDIA & ENTERTAINMENT-- 0.83%
             4,500      Art Technology Group, Inc.*                                                                        25,875
               500      Nuance Communications*                                                                              8,770
                                                                                                                           34,645
MISCELLANEOUS-- 1.73%
             1,200      Alliance Data Systems*                                                                             18,000
               900      Heidrick & Struggles International*                                                            18,045
                        900   Maximus, Inc.*                                                                               36,081
                                                                                                                           72,126
TECHNOLOGY-- 20.88%
             2,700      Actuate Software Corp.*                                                                            22,680
             2,300      Armor Holdings, Inc.*                                                                              34,500
             1,500      Aspect Medical Systems, Inc.*                                                                      21,150
             1,700      Aspen Technology, Inc.*                                                                            40,545
             1,100      Avocent Corp.*                                                                                     24,750
             1,500      Aware, Inc.*                                                                                       12,765
               300      Chippac, Inc.*                                                                                      3,006
             1,000      Cognizant Technology Solutions Corp.*                                                              41,840
             4,000      DSP Group, Inc.*                                                                                   84,200
             1,000      E Piphany, Inc.*                                                                                   10,100
               300      Enzon, Inc.*                                                                                       18,600
             3,400      Espeed, Inc. Cl. A*                                                                                67,864
             1,700      Finisar Corp.*                                                                                     31,620
             6,700      ITC Deltacom, Inc.*                                                                                26,197
             3,700      Matrixone, Inc.*                                                                                   76,035
             4,000      Mobility Electronics, Inc.*                                                                        10,800
               400      Newport Corp.                                                                                      10,560
             1,400      PEC Solutions, Inc.*                                                                               28,000
               900      Photronics*                                                                                        22,752
             1,700      Planar Systems, Inc.*                                                                              44,302
               800      Plato Learning, Inc.*                                                                              24,752
             1,400      Precise Software Solutions*                                                                        42,490
               700      Saba Software, Inc.*                                                                               11,186
             2,000         SBS Technologies, Inc.*                                                                         33,840
               600      Sonus Network, Inc.*                                                                               13,308
               500      Speechworks International*                                                                          7,300
             2,400      Therma-Wave, Inc.*                                                                                 45,360
               800      Titan Corp.*                                                                                       18,320
               800      Veritas DGC, Inc.*                                                                                 22,200
             1,000      Wind River Systems, Inc.*                                                                          17,450
                                                                                                                          868,472
TRANSPORTATION & SERVICES-- 3.11%
             1,400      Atlantic Coast Airlines Holdings, Inc.*                                                            38,304
             3,000      OMI Corp.*                                                                                         16,830
             3,000      Stelmar Shipping Limited*                                                                          52,200
               800      SkyWest, Inc.                                                                                      21,984
                                                                                                                          129,318
UTILITIES-- 1.56%
             1,200      Orion Power Holdings*                                                                              28,572
             1,100      Waste Connections, Inc.*                                                                           36,300
                                                                                                                           64,872
TOTAL COMMON STOCKS                                                                                                     3,769,415
(Cost $3,502,766)

       FACE
      AMOUNT            DESCRIPTION                                                                                  MARKET VALUE

REPURCHASE AGREEMENT-- 9.02%
$          375,000      UMB Bank, n.a.,
                           3.41%, due 7/02/01
                           (Collateralized by Federal Home
                           Loan Mortgage Corp. Discount
                           Notes, due 7/06/01 with a
                           value of $382,727)                                                                             375,000
(Cost $375,000)

TOTAL INVESTMENTS-- 99.66%                                                                                              4,144,415
(Cost $3,877,766)

Other assets less liabilities-- 0.34%                                                                                      14,206

TOTAL NET ASSETS-- 100.00%                                                                                           $  4,158,621

The identified cost of investments owned at June 30, 2001, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $266,648, which is comprised of unrealized appreciation of $642,003 and unrealized depreciation of $375,355.

*Non-income producing security

See accompanying Notes to Financial Statements.

Growth & Income

Volatility and lack of visibility continued to be trademarks of the 2001 equity landscape, as companies struggled to reach earnings expectations during the second quarter. For the quarter, the broad based indices of the NASDAQ* and the
Standard & Poor's 500* both experienced gains after a tumultuous end to the first quarter, but many professionals continued to worry about the market's direction.

The Federal Reserve's rapid lowering of short-term rates year to date led to a broad market rally in April and early May. In anticipation of an economic recovery later this year, investors furiously bid up the prices of technology stocks hoping that last year's worst performing group would return to the lofty levels reached in 1999 and early 2000. Investors' hopes were quickly dashed, and technology stocks gave up some of their gains late in the quarter as companies continued to preannounce lower-than-expected earnings and reduced earnings expectations for 2001. Other under-performing groups were the telephone, electric utility and transportation sectors and, to a lesser extent, the consumer non-cyclical sector. Stocks of many companies involved in economically-sensitive industries, such as basic materials and consumer discretionary, performed well. Many believe that consumer spending will remain strong enough to lead the economy out of a slowdown, as lower rates provide a catalyst for higher spending. Toward the end of the second quarter, there were early signs that the economy may be poised for a rebound with a jump in consumer confidence, a rise in personal income and a smaller decline in unemployment.

Generally, the Portfolio's diversified mix, based on good value opportunities in the market across all sectors, drove performance this quarter. As with recent quarters, the lack of exposure to information technology helped performance.
While the overall IT sector performed poorly during the quarter, favorable stock selection and a relative underweight position aided performance. The Portfolio also benefited from an underweighting in stocks of telecommunications companies, an area that continues to face significant hurdles.

For the second quarter, an overweight position in utility company stocks detracted from overall returns, as this defensive sector continued to falter.
Performance also was hurt by poor stock selection in the basic materials sector.
Subsequently, we continued to reduce allocation in defensive stocks and increase exposure in the consumer discretionary area, specifically hotels, media and leisure equipment. Our belief in an early 2002 economic recovery led us to add to railroad and other industrial stocks.

S&P 500* profits are expected to decline 8% to 10% in 2001 due to the slowdown in consumer spending and the severe decline in capital expenditures over the past quarters. Although economic growth is currently sluggish, with GDP expected to grow an anemic 1% in the second quarter, the United States economy should avoid recession due to the Fed's substantial reduction of short-term interest rates during the first half of the year. Furthermore, the Fed may continue to lower rates in the second half. This rapid reduction in the Fed
Funds rate combined with the recent legislative tax cut should stimulate consumer spending and improve economic activity early in 2002.

We remain confident with our original hypothesis of an economic recovery in the first quarter of 2002. We anticipated these rough waters during the second quarter of 2001, but we believe that consumers will begin to boost the economy in the second part of the year. Consequently, we have positioned the Portfolio to benefit from a consumer-driven upswing, and expect traditionally defensive areas, such as healthcare and utilities, to continue to underperform in the coming quarters.

Economically sensitive industries such as consumer discretionary products and industrials have performed well in the second quarter, but their fundamentals and earnings have faltered. Since we have aggressively added exposure to these sectors, we may only modestly add to these sectors from current levels until the earnings power of these companies improves, adding validity to the consumer-driven recovery theory.

Lord, Abbett & Co.

Top Holdings
                                                          % of Total
Exxon Mobil Corp.                                            2.5%
CitiGroup, Inc.                                              2.4%
Dominion Resources, Inc.                                     2.2%
Minnesota Mining & Mfg.                                  2.1%
Wells Fargo & Co.                                        2.1%
Total                                                       11.3%

As of June 30, 2001, schedule of investments. Subject to change.

Total Return as of June 30, 2001
                         Three        Six                    Since Commencement
                         Months      Months      One Year     November 13, 1997
Growth & Income      5.69%      -4.50%        12.62%            11.94%

*Indices are unmanaged and not available for direct investment.

Schedule of Investments

June 30, 2001 (UNAUDITED)

GROWTH & INCOME

SHARES                  COMPANY                                                                                      MARKET VALUE

COMMON STOCKS-- 96.68%
BASIC MATERIALS-- 6.98%
             2,800      Alcoa, Inc.                                                                       $               110,320
             1,700      Bowater, Inc.                                                                                      76,058
             1,700      Dow Chemical Co.                                                                                   56,525
               800      duPont (E.I.) deNemours & Co.                                                                  38,592
             1,700      International Paper Co.                                                                            60,690
             1,400      Praxair, Inc.                                                                                      65,800
                                                                                                                          407,985
CAPITAL GOODS-- 5.59%
               900      Boeing Co.                                                                                         50,040
             2,700      Deere & Co.                                                                                   102,195
             2,000      Lockheed Martin Corp.                                                                              74,100
             1,000      Nike Cl. B                                                                                         41,990
               800      United Technologies Corp.                                                                          58,608
                                                                                                                          326,933
CONSUMER CYCLICAL-- 14.06%
               300      Avon Products, Inc.                                                                                13,884
             5,000      Big Lots, Inc.*                                                                                    68,400
             1,400      Dow Jones & Company, Inc.                                                                      83,594
               400      General Motors Corp.                                                                               25,740
               900      Home Depot, Inc.                                                                                   41,895
             1,700      Illinois Tool Works, Inc.                                                                         107,610
             1,800      Limited The, Inc.                                                                                  29,736
               400      Sears Roebuck & Co.                                                                            16,924
             2,700      Target Corp.                                                                                       93,420
             1,300      TJX Companies, Inc.                                                                                41,431
             2,600      Tribune Co.                                                                                       104,026
             1,400      United Parcel Service, Inc.                                                                        80,920
             3,700      Waste Management, Inc.                                                                            114,034
                                                                                                                          821,614
CONSUMER STAPLES-- 6.46%
             2,500      Archer-Daniels-Midland Co.                                                                         32,500
               900      Diageo                                                                                             39,555
             2,000      Disney (Walt) Holding Co.                                                                          57,780
             2,700      Fortune Brands, Inc.                                                                              103,572
             1,100      Kraft Foods*                                                                                       34,100
             1,700      PepsiCo, Inc.                                                                                      75,140
             2,300      Staples, Inc.*                                                                                     34,730
                                                                                                                          377,377
ENERGY -- 7.93%
             1,700      El Paso Corp.                                                                                      89,318
             1,700      Exxon Mobil Corp.                                                                                 148,495
             1,800      Schlumberger Ltd.                                                                                  94,770
             1,100      Total Fina SA                                                                                      77,220
             1,300      Transocean Sedco Forex, Inc.                                                                       53,625
                                                                                                                          463,428
FINANCIAL-- 20.73%
             1,700      ACE Ltd.                                                                                           66,453
             1,900      American General Corp.                                                                             88,255
               300      Bank of New York                                                                                   14,400
             1,300      Bank One Corp.                                                                                     46,540
               400      Cigna Corp.                                                                                        38,328
             2,700      CitiGroup, Inc.                                                                                   142,668
             1,200      First Union Corp.                                                                                  41,928
             2,700      Fleet Boston Financial Corp.                                                                      106,515
               700      JP Morgan Chase & Co.                                                                          31,220
             2,100      Jefferson Pilot Corp.                                                                             101,472
               800      MBNA Corp.                                                                                         26,360
             2,700      Mellon Financial Corp.                                                                            124,200
             4,000      Metlife, Inc.                                                                                     123,920
             1,200      Morgan Stanley Dean Witter & Co.                                                               77,076
               800      Wachovia Corp.                                                                                     56,920
             2,700      Wells Fargo & Co.                                                                             125,361
                                                                                                                        1,211,616
HEALTHCARE-- 7.03%
             2,000      American Home Products Corp.                                                                      116,880
             1,200      Becton Dickinson & Co.                                                                         42,948
             1,700      HCA Healthcare Co.                                                                                 76,823
             1,200      McKesson HOBC, Inc.                                                                                44,544
               700      Pharmacia Corp.                                                                                    32,165
             2,700      Schering-Plough                                                                                    97,848
                                                                                                                          411,208

MEDIA & ENTERTAINMENT-- 0.75%
               700      Clear Channel Communications, Inc.*                                                                43,890

MISCELLANEOUS-- 2.15%
             1,100      Minnesota Mining & Manufacturing Co.                                                          125,510

TECHNOLOGY-- 10.82%
             3,000      Apple Computer*                                                                                    72,030
             1,700      Cadence Design Systems, Inc.*                                                                      31,671
               200      Compuware*                                                                                          2,732
             1,500      First Data Corp.                                                                                   96,375
               400      International Business Machines Corp.                                                              45,200
               400      Qualcomm, Inc.*                                                                                    22,772
             4,700      Lucent Technologies                                                                                29,140
             2,400      Palm, Inc.*                                                                                        14,544
             1,900      Peoplesoft, Inc.*                                                                                  91,922
             1,100      Texas Instruments, Inc.                                                                            34,650
             1,700      Viacom, Inc. Cl. B*                                                                                90,168
             4,700      Worldcom, Inc.-Worldcom Group*                                                                     69,936
               148      Worldcom, Inc.-MCI Group*                                                                           2,490
             3,000      Xerox Corp.                                                                                        28,710
                                                                                                                          632,340
TRANSPORTATION & SERVICES-- 3.82%
             2,700      AMR Corp.*                                                                                         97,551
             2,400      Burlington Northern Santa Fe Corp.                                                                 72,408
               500      Southwest Airlines Co.                                                                              9,245
               800      Union Pacific Corp.                                                                                43,928
                                                                                                                          223,132
UTILITIES-- 10.36%
             1,000      Alltel Corp.                                                                                       61,260
             2,100      Dominion Resources, Inc.                                                                          126,273
             1,800      Duke Energy Corp.                                                                                  70,218
             1,700      Exelon Corp.                                                                                      109,004
             1,300      Public Service Enterprise                                                                          63,570
             1,700      SBC Communications, Inc.                                                                           68,102
             2,000      Verizon Communications, Inc.                                                                      107,000
                                                                                                                          605,427

TOTAL COMMON STOCKS                                                                                                     5,650,460
(Cost $4,755,792)

       FACE
      AMOUNT            DESCRIPTION                                                                                  MARKET VALUE

REPURCHASE AGREEMENT-- 2.57%
$          150,000      UMB Bank, n.a.,
                           3.41% due 7/02/01
                           (Collateralized by Federal Home
                           Loan Mortgage Corp. Discount
                           Notes, due 7/06/01 with a
                           value of $153,890)                                                                             150,000
(Cost $150,000)

TOTAL INVESTMENTS-- 99.25%                                                                                              5,800,460
(Cost $4,905,792)

Other assets less liabilities-- 0.75%                                                                                      44,028

TOTAL NET ASSETS-- 100.00%                                                                                           $  5,844,488

The identified cost of investments owned at June 30, 2001, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $894,668, which is comprised of unrealized appreciation of $956,615 and unrealized depreciation of $61,947.

*Non-income producing security

See accompanying Notes to Financial Statements.

Balanced

The Balanced Portfolio showed strong performance during the first six months of
2001, despite a weak overall stock market. The six-month total return (price change and reinvested distributions) through June 30, 2001 was 6.23%. The returns for the past twelve months and since commencement (November 13, 1997)
5.95% and 4.51%, respectively. Asset allocation at June 30, 2001 was roughly 68%
stocks, 21% corporate bonds, 9% convertible securities and 2% cash. The
Portfolio continues to generate an attractive current yield of approximately 4%.

The key to good results this year has been good stock selection and strong performance from the bond portion of the Portfolio. Top performing stocks included technology names such as Applied Materials, Dell and National
Semiconductor. Strong performers in other areas included Bank of America,
Frontier Oil, Barnes & Noble and educational names such as ITT Educational
Services and Strayer Education. Strong performers among bonds included convertibles such as Kmart and Texas Industries.

Looking to the remainder of 2001, we remain quite optimistic about the stock and bond markets. We believe there are many catalysts for improved economic growth going into 2002. These include continued lowering of short-term interest rates, falling energy prices and the coming tax cuts and refunds. As the economy improves, earnings growth in 2002 could bring a surprise to the upside given the amount of cost cutting in 2001. The stock market will likely anticipate this upturn in corporate earnings well ahead of time. Thus, the stock market could develop a much more positive bias very late this year. The outlook for corporate bonds is positive as well. The yield advantage of corporate bonds over treasury bonds remains quite wide. As more optimism develops on the economy and corporate earnings, this yield "spread" could narrow, forcing corporate interest rates down and bond prices up.

Kornitzer Capital Management, Inc.

Top Holdings
                                                      % of Total
Strayer Education, Inc.                                  4.7%
Frontier Oil Corp.                                       3.1%
Elcor Corp.                                              2.8%
ICO Holdings, Inc.                                       2.6%
Stilwell Financial, Inc.                                 2.5%
Total                                                   15.7%

As of June 30, 2001, schedule of investments. Subject to change.

Total Return as of June 30, 2001
                Three           Six                          Since Commencement
                Months         Months        One Year         November 13, 1997
Balanced        8.56%           6.23%          5.95%                 4.51%

Schedule of Investments

June 30, 2001 (UNAUDITED)

BALANCED

SHARES                  COMPANY                                                                                      MARKET VALUE

COMMON STOCKS-- 67.61%
BASIC MATERIALS-- 0.02%
               326      Philip Services Corp.*                                                            $                   848

CAPITAL GOODS-- 0.75%
               500      Tyco International Ltd.                                                                            27,250

CONSUMER CYCLICAL-- 19.75%
             3,000      Argosy Gaming Co.*                                                                                 83,280
             2,000      Barnes & Noble, Inc.*                                                                          78,700
             2,000      Carnival Corp.                                                                                     61,400
               400      Devry, Inc.*                                                                                       14,448
             5,000      Elcor Corp.                                                                                       101,250
             2,500      Ethan Allen Interiors, Inc.                                                                        81,250
             2,000      ITT Educational Services, Inc.*                                                                    90,000
             3,000      ServiceMaster Co.                                                                                  36,000
             3,500      Strayer Education, Inc.                                                                           171,325
                                                                                                                          717,653
CONSUMER STAPLES-- 0.93%
             1,250      McDonald's Corp.                                                                                   33,825

ENERGY -- 3.10%
             8,500      Frontier Oil Corp.*                                                                               112,625

FINANCIAL-- 13.80%
             1,500      American Express Co.                                                                               58,200
             1,000      Amvescap PLC                                                                                       34,630
             1,000      Bank of America Corp.                                                                              60,030
             1,500      Fleet Boston Financial Corp.                                                                       59,175
             1,000      JP Morgan Chase & Co.                                                                          44,600
             1,000      Morgan Stanley Dean Witter & Co.                                                               64,230
             1,000      PNC Bank Corp.                                                                                     65,790
             2,750      Stilwell Financial, Inc.                                                                           92,290
               600      Washington Mutual, Inc.                                                                            22,530
                                                                                                                          501,475
HEALTHCARE-- 7.22%
               750      Abbott Laboratories                                                                                36,008
               750      American Home Products Corp.                                                                       43,830
               150      Amgen, Inc.*                                                                                        9,282
               750      Bristol-Myers Squibb Co.                                                                           39,225
             1,000      Johnson & Johnson                                                                              50,000
               750      Merck & Company, Inc.                                                                          47,932
             1,000      Schering-Plough Corp.                                                                              36,240
                                                                                                                          262,517
TECHNOLOGY-- 18.41%
               500      Altera Corp.*                                                                                      14,780
             1,250      Analog Devices, Inc.*                                                                              54,062
             1,250      Applied Materials, Inc.*                                                                           63,912
             5,000      Atmel Corp.*                                                                                       64,600
             1,000      Cisco Systems, Inc.*                                                                               19,350
             2,500      Dell Computer Corp.*                                                                               67,175
             1,500      Intel Corp.                                                                                        45,495
             1,250      Microsoft Corp.*                                                                                   89,800
             1,500      Micron Technology, Inc.*                                                                           61,650
             2,000      National Semiconductor Corp.*                                                                      58,240
             1,000      Nokia Corp. Cl. A                                                                                  22,040
               750      Sandisk Corp.*                                                                                     20,700
             1,500      Scientific Atlanta, Inc.                                                                           60,900
             1,500      Wind River Systems, Inc.*                                                                          26,175
                                                                                                                          668,879
TRANSPORTATION-- 2.62%
             1,500      FedEx Corp.*                                                                                       60,300
             1,875      Southwest Airlines Co.                                                                             34,669
                             94,969
UTILITIES-- 1.01%
               750      Enron Corp.                                                                                        36,750

TOTAL COMMON STOCKS                                                                                                     2,456,791
(Cost $2,068,089)

    SHARES OR
    FACE AMOUNT         COMPANY AND DESCRIPTION                                                                      MARKET VALUE

PREFERRED STOCK-- 0.13%
                50      Adelphia Communications                                                                             4,850
(Cost $5,069)

CONVERTIBLE PREFERRED STOCKS-- 5.18%
             2,000      Bethlehem Steel Corp.                                                                              20,500
             2,000      Fleetwood Capital Trust                                                                            46,250
             6,000      ICO Holdings, Inc.                                                                                 93,000
               250      Kmart Financing, Inc.                                                                              11,750
               500      TXI Capital Trust                                                                                  16,550

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                        188,050
(Cost $259,645)

CORPORATE BONDS-- 21.16%
$           30,000      Adelphia Communications, 9.875% due 3/01/07                                                        29,850
            10,000      Applied Extrusion  11.50% due 4/01/02                                                              10,063
            25,000      Applied Extrusion  10.75% due 7/01/11                                                              25,375
            25,000      Argosy Gaming, 10.75% due 6/01/09                                                                  27,000
            10,000      CMS Energy Corp., 8.50% due 4/15/11                                                                 9,728
            35,000      Charter Communications Holdings,
                           11.125% due 1/15/11                                                                             37,100
            10,000      Circus Circus Enterprise, Inc.,
                           7.625% due 7/15/13                                                                               8,600
            25,000      Cummins Engine, 6.75% due 2/15/27                                                                  22,849
            10,000      Elizabeth Arden, Inc., 11.75% due 2/01/11                                                          10,675
            10,000      Foodmaker, 9.75% due 11/01/03                                                                      10,212
            15,000      French Fragrance, 10.375% due 5/15/07                                                              14,813
            50,000      Host Marriott, 9.25% due 10/01/07                                                                  50,500
            25,000      Interface, Inc., 7.30% due 4/01/08                                                                 23,250
            15,000      Isle of Capri Casinos, 8.75% due 4/15/09                                                           13,781
            15,000      Kmart Funding, Inc., 9.44% due 7/01/18                                                             12,927
            10,000      Lucent Technologies, 7.25% due 7/15/06                                                              7,494
            10,000      Luigino's, Inc., 10.00% due 2/01/06                                                                 8,650
            15,000      Mandalay Resort, 10.25% due 8/01/07                                                                15,788
            25,000      Mastec, Inc., 7.75% due 2/01/08                                                                    21,125
            25,000      Motorola, Inc., 7.625% due 11/15/10                                                                23,743
            10,000      MGM Grand, Inc., 9.75% due 6/01/07                                                                 10,725
            25,000      MGM Mirage, 8.375% due 2/01/11                                                                     25,281
            15,000      Nash Finch Co., 8.50% due 5/01/08                                                                  14,325
            10,000      Park Place Entertainment, 8.875% due 9/15/08                                                       10,300
            25,000      Park Place Entertainment, 8.125% due 5/15/11                                                       24,687
            25,000      Rogers Communications, 9.125% due 1/15/06                                                          25,125
            35,000      Rogers Communications, 8.875% due 7/15/07                                                          34,912
            25,000      Royal Caribbean Cruises, 7.50% due 10/15/27                                                        19,824
            50,000      Specialty Retailers, Inc., 9.00% due 7/15/07                                                        2,000
            10,000      Station Casinos, Inc., 9.75% due 4/15/07                                                           10,300
             5,000      Terra Industries, 10.50% due 6/15/05                                                                4,100
            25,000      Triton Energy Limited Corp., 9.25% due 4/15/05                                                     26,125
            80,000      United Refining Co., 10.75% due 6/15/07                                                            61,200
            50,000      Warner Chilcott, Inc., 12.625% due 2/15/08                                                         53,750
            20,000      Williams Communications Group, Inc.,
                           10.875% due 10/01/09                                                                             8,200
            10,000      Winn-Dixie Stores, Inc., 8.875% due 4/01/08                                                        10,175
            50,000      Wiser Oil Co., 9.50% due 5/15/07                                                                   44,250

TOTAL CORPORATE BONDS                                                                                                     768,802
 (Cost $844,449)

CONVERTIBLE CORPORATE BONDS-- 3.97%
            10,000      Adaptec, Inc., 4.75% due 2/01/04                                                                    8,700
            35,000      Conexant Systems, Inc., 4.00% due 2/01/07                                                          15,969
           175,000      HMT Technology Corp., 5.75% due 1/15/04                                                            14,000
            90,000      Intervac, Inc., 6.50% due 3/01/04                                                                  43,425
            25,000      Kerr McGee Corp., 7.50% due 5/15/14                                                                25,125
             1,140      Philip Services Corp., 0.00% due 4/15/10                                                               93
            38,825      Philip Services Corp., 0.00% due 4/15/20                                                            3,156
            35,000      Sunrise Assisted Living, 5.50% due 6/15/02                                                         33,644

TOTAL CONVERTIBLE CORPORATE BONDS                                                                                         144,112
(Cost $374,850)

TOTAL INVESTMENTS-- 98.05%                                                                                              3,562,605
(Cost $3,552,102)

Other assets less liabilities-- 1.95%                                                                                      71,002

TOTAL NET ASSETS-- 100.00%                                                                                           $  3,633,607

The identified cost of investments owned at June 30, 2001, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $10,503, which is comprised of unrealized appreciation of $582,110 and unrealized depreciation of $571,607.

*Non-income producing security

See accompanying Notes to Financial Statements.

Intermediate Fixed Income

The Intermediate Fixed Income Portfolio comfortably outperformed its benchmark in the first half of 2001 as its overweighted position in corporate bonds and mortgages provided substantial value. The year has seen dramatic declines in interest rates, a weaker-than-expected economy, and poor earnings results which have impacted both credit quality and stock prices. We believe we are now in a trough where interest rates and the outlook for corporates are bottoming out with a return to higher economic growth. The outlook for U.S. Treasuries is declining as projections for the budget surplus diminish due to declining revenues and significant increases in spending.

The Portfolio entered the year with a slight overweighting in mortgages and a substantial overweighting in corporates given the attractiveness of their absolute and historically relative yield spreads. The exposure in corporate bonds was centered on investment grade bonds in the industrial category in the belief that higher quality issues would rally first as the economy regained its strength. We emphasized intermediate maturities while neutralizing the duration
(or interest rate sensitivity) so that the value of sector allocation and issue selection would not be compromised by more volatile factors. This strategy worked, and we believe that it will continue to work to add performance. In fact, through the first half, we added corporate bonds to create an even greater overweighting at mid-year in recognition of how interest rate cuts and tax cuts will stimulate the economy and enhance the outlook for the Portfolio's higher-grade issuers.

The Portfolio holds a limited number of high yield or non-investment grade issues in a range of cyclical and non-cyclical industries. These holdings are in the higher end or BB category of the high yield universe in the belief that economic volatility could hold down the performance of this universe even though their yields were so high. We have been surprised by the volatility and variation of performance for this group. Although it has added value, it has been less than we expected and its path has been more volatile than expected this year. We remain optimistic that limited exposure to such bonds will aid the
Portfolio's performance but are hedging our investment by concentrating on investment grade issues and holding a smaller and widely diversified list of these lower grade bonds.

The outlook for bonds in the second half remains positive with our expectation of a gradual return to higher and non-inflationary growth. Yet, this projection is not without the lower probability risk of wild card events (such as lower than expected consumer spending due to a negative wealth effect) that could change the macroeconomic outlook and impact our sector and issue work.

Standish, Ayer & Wood, Inc.

Total Return As Of June 30, 2001
                             Three       Six                 Since Commencement
                             Months     Months     One Year   November 13, 1997
Intermediate Fixed Income    0.80%       3.80%      11.26%         5.68%

Schedule of Investments

June 30, 2001 (UNAUDITED)

INTERMEDIATE FIXED INCOME

    SHARES OR
    FACE AMOUNT         COMPANY AND DESCRIPTION                                                                      MARKET VALUE

CONVERTIBLE PREFERRED STOCK-- 0.69%
               500      Equity Office Properties                                                          $                24,200
(Cost $25,000)

CORPORATE BONDS-- 51.22%
$           25,000      Abbey National, 6.70% due 6/29/49                                                                  23,740
             5,000      Abitibi, Inc., 8.50% due 8/01/29                                                                    4,981
            10,000      Abitibi, Inc., 8.85% due 8/01/30                                                                   10,335
            10,000      AES Corp., 8.875% due 2/15/11                                                                       9,825
             5,000      Albertsons, Inc., 7.50% due 2/15/11                                                                 5,070
            15,000      Albertsons, Inc., 7.45% due 8/01/29                                                                14,155
            10,000      Albertsons, Inc., 8.00% due 5/01/31                                                                10,039
            10,000      Allied Waste, 8.875% due 4/01/08                                                                   10,312
            25,000      Amvescap PLC, 6.60% due 5/15/05                                                                    24,997
             5,000      ANR Pipeline, 9.625% due 11/01/21                                                                   5,905
            25,000      Aramark Services, 6.75% due 8/01/04                                                                24,696
            15,000      AT&T Wireless, 7.875% due 3/01/11                                                              15,054
            10,000      AT&T Wireless, 8.75% due 3/01/31                                                               10,417
            10,000      Avalon Community, 6.80% due 7/15/06                                                                10,050
            25,000      Beckman Coulter, 7.45% due 3/04/08                                                                 24,341
            25,000      British Telecom, 8.625% due 12/15/30                                                               27,355
            25,000      Chase Commercial Mortgage, 7.37% due 12/19/07                                                      24,643
             5,000      Clear Channel Communication, 7.875% due 6/15/05                                                     5,256
            10,000      Cleveland Electric, 7.67% due 7/01/04                                                              10,380
             5,000      Cleveland Electric, 7.43% due 11/01/09                                                              5,103
            10,000      CMS Energy Corp., 8.125% due 5/15/02                                                               10,099
            10,000      Coastal Corp., 7.75% due 6/15/10                                                                   10,245
            10,000      Compaq Computer, 7.65% due 8/01/05                                                                 10,210
            25,000      Conseco Financial, 6.80% due 6/15/05                                                               21,875
            15,000      Continental Cable, 8.30% due 5/15/06                                                               16,118
            25,000      Cox Communications, 7.75% due 8/15/06                                                              26,275
             5,000      Cox Communications, 7.75% due 11/01/10                                                              5,230
             5,000      Cox Radio, 6.625% due 2/15/06                                                                       4,985
            25,000      CSC Holdings, 7.625% due 4/01/11                                                                   23,890
            25,000      CSX Corp., 7.25% due 5/01/04                                                                       25,884
            25,000      CVS Corp., 5.50% due 2/15/04                                                                       25,120
            15,000      Daimler Chrysler, 6.90% due 9/01/04                                                                15,505
             5,000      Daimler Chrysler, 7.75% due 6/15/05                                                                 5,256
            25,000      Delta Airlines, 7.70% due 12/15/05                                                                 24,784
             5,000      Dime Bancorp, Inc., 9.00% due 12/19/02                                                              5,234
            10,000      Donohue Forest, 7.625% due 5/15/07                                                                 10,266
            15,000      DTE Energy Corp., 7.05% due 6/01/11                                                                15,051
             5,000      duPont (E.I.) deNemours & Co., 6.875% due 10/15/09                                              5,165
            10,000      Duke Energy, 6.00% due 12/01/28                                                                     8,538
             5,000      Duke-Weeks Realty, 6.95% due 3/15/11                                                                4,904
            15,000      El Paso Energy, 6.75% due 5/15/09                                                                  14,448
             5,000      El Paso Energy, 8.05% due 10/15/30                                                                  5,042
            25,000      Enron Corp., 6.625% due 11/15/05                                                                   25,291
            15,000      Enterprise Rent-A-Car, 7.35% due 6/15/08                                                           14,872
            25,000      First Union, 7.55% due 8/18/05                                                                     26,414
            15,000      Fleet Boston Financial, 5.75% due 1/15/09                                                          14,221
            15,000      Florida Windstorm, 6.70% due 8/25/04                                                               15,275
            15,000      Ford Motor Credit, 6.875% due 2/01/06                                                              15,211
            25,000      Ford Motor Corp., 7.50% due 3/15/05                                                                25,964
            15,000      Ford Motor Corp., 7.375% due 2/01/11                                                               15,171
            10,000      Global Crossing, 9.125% due 11/15/06                                                                7,925
            15,000      Goldman Sachs, 6.875% due 1/15/11                                                                  14,911
            15,000      GS Escrow Corp., 7.00% due 8/01/03                                                                 15,008
            30,000      GS Escrow Corp., 7.125% due 8/01/05                                                                29,437
             5,000      Gulf Canada, 8.375% due 11/15/05                                                                    5,431
             5,000      Harrah's Operating, 7.125% due 6/01/07                                                              4,948
             5,000      HCA Healthcare, 8.75% due 9/01/10                                                                   5,325
             5,000      HCA Healthcare, 7.875% due 2/01/11                                                                  5,051
            25,000      Host Marriott, 8.375% due 2/15/06                                                                  24,563
            10,000      International Paper, 8.00% due 7/08/03                                                             10,466
            20,000      KPN, 8.375% due 10/01/30                                                                           18,454
            25,000      Kroger Co., 8.05% due 2/01/10                                                                      26,777
            15,000      Lehman Brothers, 6.625% due 4/01/04                                                                15,333
            15,000      National City Corp., 6.875% due 5/15/19                                                            14,356
             5,000      News America Holdings, 7.30% due 4/30/28                                                            4,457
            10,000      News America Holdings, 7.625% due 11/30/28                                                          9,244
            25,000      News America Holdings, 7.75% due 12/01/45                                                          22,759
             7,561      Niagra Mohawk Power, 7.375% due 7/01/03                                                             7,770
            10,000      Niagra Mohawk Power, 7.75% due 10/01/08                                                            10,209
            15,000      Nisource, Inc., 7.625% due 11/15/05                                                                15,681
            15,000      Nisource, Inc., 7.875% due 11/15/10                                                                15,918
            10,000      Norfolk Southern Corp., 8.375% due 5/15/05                                                         10,732
            10,000      Norfolk Southern Corp., 7.35% due 5/15/07                                                          10,367
            10,000      Norfolk Southern Corp., 7.05% due 5/01/37                                                          10,271
            10,000      Nortel Networks, 6.125% due 2/15/06                                                                 8,639
            15,000      Northrop Gruman, 7.75% due 2/15/31                                                                 14,770
            15,000      NVR, Inc., 8.00% due 6/01/05                                                                       15,075
             5,000      Occidental Petroleum, 8.45% due 2/15/29                                                             5,562
             5,000      Omnicare Inc., 8.125% due 3/15/11                                                                   5,075
            25,000      Panamsat Corp., 6.00% due 1/15/03                                                                  24,732
            10,000      Petrobras International Finance, 9.75% due 7/06/11                                                  9,975
            10,000      Phillips Petroleum, 8.75% due 5/25/10                                                              11,399
            15,000      Pinnacle Partners, 8.83% due 8/15/04                                                               15,605
             5,000      Potash Corp., 7.75% due 5/31/11                                                                     5,103
            10,000      Progress Energy, 6.75% due 3/01/06                                                                 10,174
             5,000      Quest Diagnostic, 6.75% due 7/12/06                                                                 4,948
             5,000      Quest Diagnostic, 7.50% due 7/12/11                                                                 4,975
            10,000      Qwest Communications, 7.50% due 11/01/08                                                           10,144
            15,000      Raytheon Co., 7.90% due 3/01/03                                                                    15,383
             5,000      Raytheon Co.,  6.40% due 12/15/18                                                                   4,251
             5,000      Raytheon Co., 7.00% due 11/01/28                                                                    4,381
            25,000      Republic Service, 7.125% due 5/15/09                                                               24,806
            25,000      Royal Bank of Scotland, 7.816% due 12/31/05                                                        26,178
            25,000      Royal Caribbean Cruises, 8.75% due 2/02/11                                                         23,848
             5,000      Safeway Stores, 6.15% due 3/01/06                                                                   4,982
            75,000      Simon Debartolo, 7.125% due 6/24/05                                                                75,343
            15,000      Southern National, 7.05% due 5/23/03                                                               15,505
            25,000      Speedway Motorsports, 8.50% due 8/15/07                                                            25,625
             5,000      Station Casino, 8.375% due 2/15/08                                                                  5,044
            10,000      Suntrust Banks, 7.75% due 5/01/10                                                                  10,663
            10,000      Suntrust Banks, 6.375% due 4/01/11                                                                  9,740
            15,000      TCI  Cable TV, 8.65% due 9/15/04                                                                   16,103
            10,000      Telus Corp., 8.00% due 6/01/11                                                                     10,176
             5,000      Tembec Industries, 8.50% due 2/01/11                                                                5,125
            15,000      Tenet Healthcare Corp., 7.875% due 1/15/03                                                         15,300
            20,000      Tenet Healthcare Corp., 8.625% due 12/01/03                                                        20,623
            10,000      Time Warner, Inc., 8.375% due 3/15/23                                                              10,884
            25,000      Time Warner, Inc., 6.625% due 5/15/29                                                              22,399
            25,000      Tricon Global, 7.45% due 5/15/05                                                                   24,812
            25,000      TRW, Inc., 6.625% due 6/01/04                                                                      25,156
            10,000      TRW, Inc., 7.625% due 3/15/06                                                                      10,305
            25,000      Tyco International, 6.875% due 1/15/29                                                             23,399
             5,000      Unilever, 7.125% due 11/01/10                                                                       5,212
            10,000      Union Planters, 6.25% due 11/01/03                                                                 10,025
            25,000      U. S. Bancorp, 6.00% due 5/15/04                                                                   25,297
            25,000      Viacom, Inc., 7.70% due 7/30/10                                                                    26,397
            10,000      Viacom, Inc., 6.625% due 5/15/11                                                                    9,808
            35,000      Waste Management, 7.375% due 8/01/10                                                               35,188
            20,000      Wells Fargo & Co., 7.55% due 6/21/10                                                           21,181
             5,000      Westvaco Corp., 7.95% due 2/15/31                                                                   4,827
            20,000      Worldcom, Inc., 7.375% due 1/15/03                                                                 20,399
            15,000      Worldcom, Inc., 7.50% due 5/15/11                                                                  14,591
            15,000      Worldcom, Inc., 8.25% due 5/15/31                                                                  14,747

TOTAL CORPORATE BONDS                                                                                                   1,802,469
(Cost $1,710,513)

U.S. GOVERNMENT SECURITIES-- 12.28%
                        U.S. Treasury Bonds
            31,518         4.25% due 1/15/10                                                                               33,350
           240,000         6.25% due 5/15/30                                                                              254,588
                        U.S. Treasury Notes
            95,000         5.875% due 11/15/04                                                                             98,292
            45,000         5.75% due 8/15/10                                                                               46,062

TOTAL U.S. GOVERNMENT SECURITIES                                                                                          432,292
(Cost $432,707)

U.S. GOVERNMENT SPONSORED-- 28.95%
                        Federal Home Loan Mortgage Corp.
            25,000         4.00% due 7/13/01                                                                               24,967
            37,194         7.50% due 12/01/29                                                                              37,973
                        Federal National Mortgage Assn.
            50,000         4.77% due 7/03/01                                                                               49,987
            42,035         6.50% due 4/01/29                                                                               41,418
            22,759         6.50% due 6/01/29                                                                               22,424
            45,423         6.50% due 8/01/29                                                                               44,756
            20,946         7.00% due 9/01/29                                                                               21,043
            21,061         7.00% due 1/01/30                                                                               21,160
            37,326         7.50% due 1/01/30                                                                               38,084
            23,371         7.00% due 2/01/30                                                                               23,480
            19,961         7.50% due 3/01/30                                                                               20,366
            21,333         8.00% due 3/01/30                                                                               22,032
            38,867         7.50% due 4/01/30                                                                               39,657
            30,029         7.50% due 4/01/30                                                                               30,639
            15,087         7.50% due 4/01/30                                                                               15,393
            36,356         7.50% due 5/01/30                                                                               37,117
            16,819         8.00% due 5/01/30                                                                               17,371
            18,667         7.50% due 6/01/30                                                                               19,047
            15,932         8.00% due 10/01/30                                                                              16,455
           101,416         8.00% due 10/01/30                                                                             104,743
            74,931         6.50% due 5/01/31                                                                               73,736
            99,880         7.00% due 5/01/31                                                                              100,316
            24,981         7.00% due 5/01/31                                                                               25,090
            24,499         7.00% due 5/01/31                                                                               24,606
            24,466         7.00% due 5/01/31                                                                               24,573
            74,993         6.50% due 6/01/31                                                                               73,798
            25,000         6.50% due 7/01/31                                                                               24,602
                        Government National Mortgage Assn.
            21,845         9.00% due 12/15/17                                                                              23,619

TOTAL U.S. GOVERNMENT SPONSORED                                                                                         1,018,452
(Cost $1,081,010)

FOREIGN GOVERNMENT SPONSORED-- 0.72%
             5,000      Mexican U.S.,  10.375% due 2/17/09                                                                  5,605
             5,000      Mexican U.S.,  8.125% due 12/30/19                                                                  4,725
             5,000      Panama, 4.50% due 7/17/14                                                                           4,397
             5,000      Panama, 9.375% due 4/01/29                                                                          5,175
             5,000      South Africa, 9.125% due 5/19/09                                                                    5,412

TOTAL FOREIGN  GOVERNMENT SPONSORED                                                                                        25,314
(Cost $24,915)

COLLATERALIZED MORTGAGE OBLIGATIONS-- 2.05%
$           25,000      American Express Credit, 7.40% due 9/17/07                                                         26,249
             5,000      Citibank Credit Card, 7.45% due 9/15/07                                                             5,160
            25,000      Daimler Chrysler, 5.40% due 3/06/06                                                                25,084
            15,000      Residential Funding, 7.90% due 2/25/15                                                             15,583

TOTAL COLLATERALIZED  MORTGAGE OBLIGATIONS                                                                                 72,076
(Cost $70,768)

REPURCHASE AGREEMENT-- 4.32%
           152,000      State Street Bank and Trust Co.,
                           2.00% due 7/02/01
                           (Collateralized by U.S.
                           Treasury Bonds, 7.875%
                           due 2/15/21 with a
                           value of $157,706)                                                                             152,000
(Cost $152,000)

TOTAL INVESTMENTS-- 100.23%                                                                                             3,526,803
(Cost $3,496,913)

Other assets less liabilities-- (0.23%)                                                                                   (8,182)

TOTAL NET ASSETS-- 100.00%                                                                                           $  3,518,621

The identified cost of investments owned at June 30, 2001, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $29,891, which is comprised of unrealized appreciation of $49,978 and unrealized depreciation of $20,087.

See accompanying Notes to Financial Statements.

Global Fixed Income

Global central banks are moving aggressively to shore up economic growth after the bubble burst in tech spending. The epicenter for technology was the U.S., which is why the Federal Reserve has slashed interest rates by 275 basis points.
The decline in spending, excess capacity and plunging profits have wreaked havoc on technology stocks for much of the year.

The initial euphoria from the Fed's rate cuts faded by mid-March. Bond yields quickly moved higher as the Fed's aggressive action continued in the face of rising inflation. Although growth is slowing in Europe, the European Central
Bank has been hesitant to lower rates substantially with inflation above their target range. The ECB has only eased a modest 25 basis points this year.

We have trimmed the Portfolio's duration to be roughly neutral to the index because we believe that aggressive interest rate cuts will have a positive impact on the economy sometime in the second half of 2001.

Our country allocation has shifted to a slightly overweighted position in Japan while we have reduced our weightings in Australia, New Zealand, the UK and
Canada. Japan is on the doorstep of a deflationary spiral. The new Prime
Minister is focused on tightening fiscal policy at a time when government spending is the only growth engine of the economy. This means monetary policy has to ease even more aggressively in the future to stem deflation.

Our corporate credit exposure has added to the volatility of performance relative to the all-government bond index. The corporate market is now basically two-tiered with telecom-related bonds performing poorly and everything else doing very well. The Portfolio's modest telecom exposure had a small negative impact on performance. We are maintaining our weighting because we see value in this battered sector.

We believe lower interest rates and tax cuts signal that the time has come to start looking for a cyclical upturn in economic indicators. It is unlikely that the upturn will be very robust but it will probably cause government bond prices to decline, based on inflationary concerns. We continue to maintain the
Portfolio's high exposure to corporate credit as we believe a steep yield curve, rapid money growth and reduced investment create a favorable environment for these issues, especially relative to government bonds.

Standish International Management Co., L.P.

Fund Diversification
                                                                   % of Total
Basic Materials                                                        1.40%
Capital Goods                                                          1.78%
Consumer Cyclical                                                      4.40%
Consumer Staples                                                       4.80%
Energy                                                                 0.68%
Financial                                                             18.61%
Healthcare                                                             0.47%
Technology                                                             4.54%
Utilities                                                              3.64%
Convertible Corporate Bonds                                            0.03%
Government Bonds                                                      44.16%
Collateralized Mortgage Obligations                                    1.68%
U.S. Government Securities                                             7.81%
U.S. Government Sponsored                                              0.82%
Convertible Preferred Stock                                            0.38%
Call Options Purchased                                                 0.16%
Put Options Purchased                                                  0.01%
Cash & Equivalents                                                 4.63%

As of June 30, 2001, schedule of investments. Subject to change.

Total Return as of June 30, 2001
                           Three        Six                  Since Commencement
                           Months      Months     One Year    November 13, 1997
Global Fixed Income        -0.33%      2.34%        8.26%            5.59%

Schedule of Investments

June 30, 2001 (UNAUDITED)

Global Fixed Income

       FACE
      AMOUNT*           DESCRIPTION                                                                                  MARKET VALUE

CORPORATE BONDS-- 40.32%
CAYMAN ISLANDS-- 0.40%
            30,000      MBNA America, 4.375% due 8/19/04                                                  $                25,116

DENMARK -- 1.82%
            15,000      CIT Group, Inc.,  5.50% due 5/16/05                                                                12,715
               952      Denmark Realkredit,  8.00% due 10/01/26                                                               120
           966,684      Denmark Unicredit,  5.00% due 10/01/19                                                            102,577
                                                                                                                          115,412
JAPAN -- 11.90%
        16,000,000      Development Bank of Japan, 1.75% due 6/21/10                                                      136,519
        19,000,000      GE Financial,  1.60% due 6/20/11                                                                  153,201
        15,000,000      Gen Capital Corp., 1.40% due 11/02/06                                                             126,343
         8,000,000      KFW International Finance,  1.75% due 3/23/10                                                      69,101
        10,000,000      McDonald's Corp., 2.00% due 3/09/10                                                                84,964
         7,000,000      Pfizer,  0.80% due 3/18/08                                                                         56,607
        15,000,000      Procter & Gamble,  2.00% due 6/21/10                                                          127,423
                                                                                                                          754,158
LUXEMBOURG-- 0.48%
            35,000      Tyco International Group, 6.125% due 4/04/07                                                       30,201

NETHERLANDS-- 1.48%
            20,000      BMW Finance,  5.25% due 9/01/06                                                                    16,928
            30,000      Deutsche Bahn Finance, 6.00% due 6/15/10                                                           26,158
            30,000      Koninklijke, 7.25% due 4/12/06                                                                     25,762
            50,000      KPN-Qwest B.V.,  7.125% due 6/01/09                                                                24,611
                                                                                                                           93,459

UNITED KINGDOM-- 3.55%
            29,000      Abbey National, 7.75% due 12/31/03                                                                 42,477
            15,000      British Telecom, 8.125% due 12/15/10                                                               15,854
            10,000      British Telecom, 6.875% due 2/15/11                                                                 8,586
            10,000      Halifax, 6.375% due 4/03/08                                                                        14,343
            40,000      Lehman Brothers, 6.95% due 6/22/04                                                                 57,188
            20,000      Lloyds Bank, 6.625% due 7/15/10                                                                    27,907
            25,000      National Westminster, 6.625% due 10/29/49                                                          21,466
            10,000      Royal Bank of Scotland, 7.375% due 8/31/10                                                         14,532
            15,000      Royal Bank of Scotland, 7.754% due 5/31/21                                                         22,612
                                                                                                                          224,965
UNITED STATES-- 20.69%
            15,000      AES Corp., 9.375% due 9/15/10                                                                      15,225
            15,000      Alabama Power, 7.85% due 5/15/03                                                                   15,727
            15,000      Albertsons, Inc., 7.45% due 8/01/29                                                                14,155
            15,000      Amvescap PLC, 6.60% due 5/15/05                                                                    14,998
            25,000      Aramark Services, 6.75% due 8/01/04                                                                24,696
            35,000      Beckman Coulter, Inc., 7.10% due 3/04/03                                                           35,296
            15,000      Calpine, 8.50% due 2/15/11                                                                         14,484
            25,000      Clear Channel, 6.50% due 7/07/05                                                                   21,510
            35,000      Cleveland Electric, 7.67% due 7/01/04                                                              36,331
            25,000      Conseco Financial Notes,  6.80% due 6/15/05                                                        21,875
            25,000      Cox Communications,  7.75% due 11/01/10                                                            26,150
            15,000      Daimler Chrysler Auto,  7.75% due 6/15/05                                                          15,768
            15,000      Dime Bancorp, Inc.,  9.00% due 12/19/02                                                            15,702
            50,000      Discover Card,  5.60% due 5/15/06                                                                  50,640
            20,000      Edperbrascan Corp.,  7.125% due 12/16/03                                                           20,051
            40,000      El Paso Energy,  8.05% due 10/15/30                                                                40,333
            25,000      Enron Corp.,  4.375% due 4/08/05                                                                   20,392
            25,000      Enterprise Rent-A-Car,  7.35% due 6/15/08                                                          24,787
            20,000      Fleet Boston Financial,  7.25% due 9/15/05                                                         20,979
            25,000      Ford Credit Auto,  7.37% due 7/15/04                                                               26,012
            20,000      Ford Motor Credit,  5.625% due 2/02/04                                                             17,145
            60,000      Ford Motor Credit,  7.60% due 8/01/05                                                              62,642
            65,000      Gillette,  5.25% due 12/30/02                                                                      55,689
            15,000      Global Crossing,  8.70% due 8/01/07                                                                11,475
            15,000      Goldman Sachs,  6.875% due 1/15/11                                                                 14,911
            15,000      GS Escrow Corp.,  7.00% due 8/01/03                                                                15,008
            20,000      GS Escrow Corp.,  7.125% due 8/01/05                                                               19,625
             5,000      Harrah's Operating,  7.125% due 6/01/07                                                             4,948
            30,000      International Lease Financial,  4.125% due 7/12/04                                                 24,824
            15,000      International Paper,  8.00% due 7/08/03                                                            15,699
            25,000      Kroger Co., 6.80% due 12/15/18                                                                     23,246
            15,000      Lear Corp., 8.125% due 4/01/08                                                                     12,793
            11,341      Niagra Mohawk Power,  7.375% due 7/01/03                                                           11,655
            25,000      Niagra Mohawk Power,  7.75% due 10/01/08                                                           25,523
            15,000      Nisource, Inc.,  7.875% due 11/15/10                                                               15,918
            25,000      Norfolk Southern Corp.,  6.75% due 2/15/11                                                         24,585
            25,000      Panama,  9.625% due 2/08/11                                                                        25,375
            25,000      Panamsat Corp.,  6.125% due 1/15/05                                                                24,032
            30,000      Parker-Hannifan,  6.25% due 11/21/05                                                               25,979
            20,000      Phillips Petroleum,  8.75% due 5/25/10                                                             22,797
            25,000      Pinnacle Part,  8.83% due 8/15/04                                                                  26,009
            20,000      Progress Energy, Inc.,  7.10% due 3/01/11                                                          20,291
             5,000      Pulte Corp.,  7.00% due 12/15/03                                                                    5,030
            50,000      Raytheon Co.,  7.90% due 3/01/03                                                                   51,275
            25,000      Royal Caribbean Cruise,  8.25% due 4/01/05                                                         25,209
            20,000      Simon Property Group,  6.625% due 6/15/03                                                          20,091
            25,000      Sprint Capital Corp.,  5.875% due 5/01/04                                                          24,732
            10,000      Stora Enso Corp.,  7.375% due 5/15/11                                                              10,113
            20,000      Telus Corp.,  8.00% due 6/01/11                                                                    20,351
            15,000      Tenet Healthcare Corp.,  7.875% due 1/15/03                                                        15,300
            15,000      Time Warner, Inc.,  7.75% due 6/15/05                                                              15,803
            10,000      Tricon Global Rest,  8.875% due 4/15/11                                                            10,250
            25,000      TRW, Inc.,  7.625% due 3/15/06                                                                     25,763
            25,000      Tyco International,  6.125% due 11/01/08                                                           24,213
            15,000      Wells Fargo Co.,  6.625% due 7/15/04                                                               15,552
             5,000      Wells Fargo Co.,  7.55% due 6/21/10                                                                 5,295
            50,000      Worldcom, Inc.,  6.75% due 5/15/08                                                                 42,270
            25,000      Worldcom, Inc.,  8.25% due 5/15/31                                                                 24,578
                                                                                                                        1,311,105

TOTAL CORPORATE BONDS                                                                                                   2,554,416
(Cost $2,649,793)

CONVERTIBLE CORPORATE BONDS-- 0.03%
             5,000      Royal Caribbean Cruise,  0.00% due 5/18/21                                                          2,044
(Cost $2,090)

GOVERNMENT BONDS-- 44.16%

CANADA -- 5.86%
            70,000      Canadian Govt.,  6.00% due 6/01/08                                                                 46,752
            30,000      Canadian Govt.,  5.50% due 6/01/09                                                                 19,393
            50,000      Ontario Province of Canada,  6.375% due 6/10/04                                                    71,372
        11,000,000      Ontario Province of Canada,  1.875% due 1/25/10                                                    94,837
        17,000,000      Quebec Province of Canada,  1.60% due 5/09/13                                                     138,888
                                                                                                                          371,242

DENMARK -- 6.23%
        27,000,000      Bayerische Landesbk,  1.40% due 4/22/13                                                           219,065
           195,000      Deutschland Republic,  6.75% due 7/15/04                                                          175,614
                                                                                                                          394,679
FRANCE -- 1.29%
            95,000      French Govt., 5.00% due 1/12/06                                                                    81,799

GERMANY -- 24.88%
           285,000      Bundesobl,  4.50% due 8/19/02                                                                     242,470
           135,000      Bundesobl,  4.25% due 11/26/04                                                                    113,972
           335,000      Bundesobl,  5.00% due 5/20/05                                                                     288,791
         5,000,000      Deutsche Ausgleichsb,  1.85% due 9/20/10                                                           43,361
           220,000      Deutschland Republic,  4.125% due 7/04/08                                                         178,176
           140,000      Deutschland Republic,  4.00% due 7/04/09                                                          111,243
            50,000      Deutschland Republic,  5.375% due 1/04/10                                                          43,623
            40,000      Deutschland Republic,  5.25% due 1/04/11                                                           34,479
           225,000      Deutschland Republic,  5.25% due 7/04/28                                                          194,012
           125,000      Deutschland Republic,  6.25% due 1/04/30                                                          114,780
           230,000      Treuhandanstalt,  7.50% due 9/09/04                                                               211,807
                                                                                                                        1,576,714
ITALY -- 1.42%
         6,000,000      Eksportfinans,  1.80% due 6/21/10                                                                  51,386
            25,000      Italy Govt.,  4.75% due 7/01/05                                                                    21,244
         2,000,000      Italy Govt.,  1.80% due 2/23/10                                                                    17,307
                                                                                                                           89,937
MEXICO -- 0.99%
         6,000,000      United Mexican, 3.10% due 4/24/02                                                                  48,832
            15,000      United Mexican,  8.125% due 12/30/19                                                               14,175
                                                                                                                           63,007
NETHERLAND-- 0.82%
            60,000      Netherland Govt., 5.50% due 7/15/10                                                                51,969

SINGAPORE-- 1.17%
            90,000      Singapore Govt.,  3.50% due 2/01/04                                                                50,558
            40,000      Singapore Govt.,  5.125% due 11/15/04                                                              23,605
                              74,163
SWEDEN -- 1.50%
         1,000,000      Sweden Kingdom, 6.00% due 2/09/05                                                                  94,741

TOTAL GOVERNMENT BONDS        2,798,251
(Cost $2,894,629)

COLLATERALIZED MORTGAGE OBLIGATIONS-- 1.68%
            50,000      American Express Credit, 5.60% due 11/15/06                                                        50,625
            30,000      Americredit Auto, 5.96% due 3/12/06                                                                30,580
            25,000      Citibank Credit Card,5.50% due 2/15/06                                                             25,222

TOTAL COLLATERALIZED  MORTGAGE OBLIGATIONS                                                                                106,427
(Cost $101,725)

    SHARES OR
    FACE AMOUNT         COMPANY AND DESCRIPTION                                                                      MARKET VALUE

U.S. GOVERNMENT SECURITIES-- 7.81%
                        U.S. Treasury Bonds
           350,000         6.25% due 5/15/30                                                                              371,274
                        U.S. Treasury Inflation Index Bonds
            66,283         3.625% due 7/15/02                                                                              67,547
            53,941         3.875% due 1/15/09                                                                              55,728

TOTAL U.S. GOVERNMENT SECURITIES                                                                                          494,549
(Cost $489,611)

U.S. GOVERNMENT SPONSORED-- 0.82%
                        Federal National Mortgage Assn.
            50,000         6.625% due 11/15/10                                                                             51,852
(Cost $49,908)

CONVERTIBLE PREFERRED STOCK-- 0.38%
               500      Equity Office Properties                                                                           24,200
(Cost $25,000)

SHARESEXPIRATION DATE/EXERCISE PRICE                                                                                 MARKET VALUE

CALL OPTIONS PURCHASED-- 0.16%
                        German Government Bond
            65,000         Aug 01 / 102.250                                                                                    94
                        Japanese Yen
           105,000         May 02 / 130.000                                                                                 1,543
            64,000         Sept 01 / 106.500                                                                                  747
           300,000         Nov 01 / 125.000                                                                                 5,280
            50,000         Nov 01 / 120.000                                                                                 1,930
            50,000         Dec  01 / 110.250                                                                                  479
                        United States Dollar
            60,000         Jul 01 / 105.625                                                                                     2

TOTAL CALL OPTIONS PURCHASED                                                                                               10,075
(Cost $12,529)

PUT OPTIONS PURCHASED-- 0.01%
                        United States Dollar
            55,000         Sept 01 / 1.420                                                                                    468
(Cost $539)

       FACE
      AMOUNT            DESCRIPTION                                                                                  MARKET VALUE

REPURCHASE AGREEMENT-- 1.33%
$  84,000               State Street Bank and Trust Co.,
                           2.00% due 7/02/01
                           (Collateralized by U.S.
                           Treasury Notes, 7.875%
                           due 11/15/04 with a
                           value of $88,400)                                                                               84,000
(Cost $84,000)

TOTAL INVESTMENTS-- 96.70%                                                                                              6,126,282
(Cost $6,309,824)

Other assets less liabilities-- 3.30%                                                                                     209,216

TOTAL NET ASSETS-- 100.00%                                                                                           $  6,335,498

The identified cost of investments owned at June 30, 2001, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal income tax purposes was $181,546, which is comprised of unrealized appreciation of $35,940 and unrealized depreciation of $217,486.

*Face amount is reflected in local currency while market value is reflected in
U.S. Dollars.

See accompanying Notes to Financial Statements.

Money Market

Economic fundamentals continue to suggest that the economy is softening, primarily due to the significant decline in capital investment. The tele- com sector has now followed the high tech sector to face profit pressure. Excess capacity and high competition have resulted in significant retrenchment which, in turn, has resulted in increased layoff announcements.

Countering these issues, consumer spending remains healthy, particularly in the housing and auto sectors. This is primarily due to the Federal Reserve cutting short-term interest rates to arrest the decline in economic activity. The
Federal Funds rate now stands at 3.75%, 125 basis points lower than at the end of the first quarter and 275 basis points lower than just six months ago. The
Fed is now likely to step back and monitor how the economy will respond to these lower interest rates. In addition, the economy is likely to receive a shot in the arm from tax rebates in third quarter and an income tax rate cut at the start of 2002.

The yield curve has steepened considerably over the second quarter. Three-month treasury bills fell 61 basis points over the quarter, while the yield on the thirty-year bond increased 20 basis points. A steepening yield curve has historically predicted a rebound in economic activity 3-6 months out. But as the unemployment level continues to rise and corporate earnings continue to disappoint Wall Street, the Fed may still have work to do.

Standish, Ayer & Wood, Inc.

Total Return as of JUNE 30, 2001
                    Three           Six                      Since Commencement
                    Months         Months        One Year     November 13, 1997
Money Market         1.02%         2.29%          5.38%              5.10%

Schedule of Investments

June 30, 2001 (UNAUDITED)

Money Market

       FACE
      AMOUNT            DESCRIPTION                                                                                  MARKET VALUE

U.S.GOVERNMENT SECURITIES-- 5.49%

U.S. TREASURY BILLS
$          100,000      4.145% due 9/27/01                                                                $                98,987
(Cost $98,987)

U.S. GOVERNMENT SPONSORED-- 94.67%

FEDERAL FARM CREDIT
CORPORATION DISCOUNT NOTES
            25,000      3.73% due 7/02/01                                                                                  24,997
            90,000      3.85% due 8/13/01                                                                                  89,586
            50,000      3.75% due 9/05/01                                                                                  49,656

FEDERAL HOME LOAN BANK
DISCOUNT NOTES
            25,000      3.80% due 7/03/01                                                                                  24,995
           145,000      3.167% due 9/14/01                                                                                143,900

FEDERAL HOME LOAN MORTGAGE
CORPORATION DISCOUNT NOTES
           140,000      3.75% due 7/03/01                                                                                 139,971
            70,000      3.66% due 7/17/01                                                                                  69,886
            65,000      4.12% due 7/19/01                                                                                  64,866
           100,000      5.00% due 7/25/01                                                                                  99,667
            30,000      3.87% due 8/03/01                                                                                  29,894
           140,000      3.82% due 10/26/01                                                                                138,262
            35,000      3.86% due 12/21/01                                                                                 34,351
            15,000      3.78% due 5/03/02                                                                                  14,518

FEDERAL NATIONAL MORTGAGE
ASSOCIATION DISCOUNT NOTES
           200,000      4.36% due 10/11/01                                                                                197,529
            40,000      3.76% due 11/21/01                                                                                 39,403
            30,000      3.92% due 7/03/01                                                                                  29,993
            95,000      3.80% due 10/18/01                                                                                 93,913
           200,000      3.085% due 12/14/01                                                                               195,499

STUDENT LOAN MARKETING
ASSOCIATION DISCOUNT NOTES
           125,000      3.74% due 7/16/01                                                                                 124,805

INTERNATIONAL BANK DISCOUNT NOTES
           100,000      3.70% due 7/20/01                                                                                  99,805

TOTAL U.S. GOVERNMENT SPONSORED                                                                                         1,705,496
(Cost $1,705,496)

REPURCHASE AGREEMENT-- 0.17%
             3,000      State Street Bank and Trust Co.,
                           2.00% due 7/02/01
                           (Collateralized by U.S.
                           Treasury Notes,
                           due 11/30/02 with a
                           value of $5,124)                                                                                 3,000
(Cost $3,000)

TOTAL INVESTMENTS-- 100.33%                                                                                             1,807,483
(Cost $1,807,483)

Other assets less liabilities-- (0.33%)                                                                                   (5,974)

TOTAL NET ASSETS-- 100.00%                                                                                           $  1,801,509

The identified cost of investments owned at June 30, 2001, was the same for federal income tax and book purposes.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

June 30, 2001 (unaudited)
                                                                          Large Cap            Large Cap            Mid Cap
                                                                            Value               Growth              Equity
ASSETS:
   Investments, at cost                                                $       2,940,488   $        4,650,993   $       3,138,612
   Investments, at value                                               $       3,602,415   $        5,049,365   $       3,696,618
   Cash                                                                            9,013               57,598                  --
   Dividends receivable                                                            3,240                3,117               4,728
   Interest receivable                                                                37                   --                  11
   Options written                                                                    --                   --                  --
   Receivables for investments sold                                                   --                   --              44,580
   Other receivables                                                                  --                   --                  --
            Total assets                                                       3,614,705            5,110,080           3,745,937

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                                     --                   --              28,631
   Fees payable                                                                    2,742                3,844               2,642
   Options written                                                                    --                   --                  --
   Payable for investments purchased                                                  --                   --              33,735
            Total liabilities                                                      2,742                3,844              65,008

NET ASSETS                                                             $       3,611,963   $        5,106,236   $       3,680,929

NET ASSETS CONSIST OF:
   Capital (capital stock and
      paid-in capital)                                                 $       3,491,468   $        5,310,202   $       3,066,887
   Accumulated undistributed
      (over distributed) net
      investment income                                                           22,814              (5,699)               5,052
   Accumulated net realized
      gain (loss) on sale of
      investments, foreign currency
      transactions and option
      contracts written                                                        (564,246)            (596,639)              50,984
   Net unrealized appreciation (depreciation) in value of investments, forward foreign currency contracts, option contracts written and translation of assets and liabilities in
      foreign currency                                                           661,927              398,372             558,006

NET ASSETS APPLICABLE TO
OUTSTANDING SHARES                                                     $       3,611,963   $        5,106,236   $       3,680,929

Capital shares, $.001 par value:
   Authorized                                                                500,000,000          500,000,000         500,000,000
   Outstanding                                                                   349,449              401,780             301,781

NET ASSET VALUE PER SHARE                                              $           10.34   $            12.71   $           12.20

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

June 30, 2001 (unaudited)
                                                                          Small Cap             Growth
                                                                           Equity            & Income          Balanced
ASSETS:
   Investments, at cost                                                $       3,877,766   $        4,905,792   $       3,552,102
   Investments, at value                                               $       4,144,415   $        5,800,460   $       3,562,605
   Cash                                                                            4,960               27,788              41,568
   Dividends receivable                                                              348                6,468               4,056
   Interest receivable                                                                70                   28              27,983
   Options written                                                                    --                   --                  --
   Receivables for investments sold                                               97,428               24,177                  --
   Other receivables                                                                  --                   --                  --
         Total assets                                                          4,247,221            5,858,921           3,636,212

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                                     --                   --                  --
   Fees payable                                                                    3,556                4,407               2,605
   Options written                                                                    --                   --                  --
   Payable for investments purchased                                              85,044               10,026                  --
         Total liabilities                                                        88,600               14,433               2,605

NET ASSETS                                                             $       4,158,621   $        5,844,488   $       3,633,607

NET ASSETS CONSIST OF:
   Capital (capital stock and
      paid-in capital)                                                 $       4,673,083   $        4,830,406   $       3,572,706
   Accumulated undistributed
      (over distributed) net
      investment income                                                          (9,951)               24,154              62,934
   Accumulated net realized
      gain (loss) on sale of
      investments, foreign currency
      transactions and option
      contracts written                                                        (771,159)               95,260            (12,536)
   Net unrealized appreciation (depreciation) in value of investments, forward foreign currency contracts, option contracts written and translation of assets and liabilities in
      foreign currency                                                           266,648              894,668              10,503

NET ASSETS APPLICABLE TO
OUTSTANDING SHARES                                                     $       4,158,621   $        5,844,488   $       3,633,607

Capital shares, $.001 par value:
   Authorized                                                                500,000,000          500,000,000         500,000,000
   Outstanding                                                                   456,926              430,600             367,303

NET ASSET VALUE PER SHARE                                              $            9.10   $            13.57   $            9.89

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

June 30, 2001 (unaudited)
                                                                       Intermediate              Global               Money
                                                                       Fixed Income           Fixed Income           Market
ASSETS:
   Investments, at cost                                                $       3,496,913   $        6,309,824   $       1,807,483
   Investments, at value                                               $       3,526,803   $         ,126,282   $       1,807,483
   Cash                                                                           26,065                  867                 348
   Dividends receivable                                                               --                   --                  --
   Interest receivable                                                            43,332              114,113                  --
   Options written                                                                    --               23,088                  --
   Receivables for investments sold                                               41,025              232,663                  --
   Other receivables                                                                 396                8,518                  --

         Total assets                                                          3,637,621            6,505,531           1,807,831

LIABILITIES AND NET ASSETS:
   Cash overdraft                                                                     --                   --                  --
   Fees payable                                                                    2,147                4,843               6,322
   Options written                                                                    --                  496                  --
   Payable for investments purchased                                             116,853              164,694                  --
         Total liabilities                                                       119,000              170,033               6,322

NET ASSETS                                                             $       3,518,621   $        6,335,498   $       1,801,509

NET ASSETS CONSIST OF:
   Capital (capital stock and
      paid-in capital)                                                 $       3,469,883   $        6,274,253   $       1,800,271
   Accumulated undistributed
      (over distributed) net
      investment income                                                          106,494              497,110                  --
   Accumulated net realized
      gain (loss) on sale of
      investments, foreign currency
      transactions and option
      contracts written                                                         (87,749)            (274,015)               1,238
   Net unrealized appreciation (depreciation) in value of investments, forward foreign currency contracts, option contracts written and translation of assets and liabilities in
      foreign currency                                                            29,993            (161,850)                  --

NET ASSETS APPLICABLE TO
OUTSTANDING SHARES                                                     $       3,518,621   $       6,335,498    $       1,801,509

Capital shares, $.001 par value:
   Authorized                                                                500,000,000          500,000,000         500,000,000
   Outstanding                                                                   347,862              689,269           1,800,272

NET ASSET VALUE PER SHARE                                              $           10.11   $             9.19   $            1.00

See accompanying Notes to Financial Statements.

Statements of Operations

Six Months Ended June 30, 2001 (Unaudited)
                                                                                 Large Cap            Large Cap            Mid Cap
                                                                                   Value               Growth              Equity
INVESTMENT INCOME:
Income:
      Dividends                                                                 $       30,855   $        16,394   $       19,149
      Interest                                                                           7,552             2,085            1,717
      Foreign tax withheld                                                                  --                --               --
                                                                                        38,407            18,479           20,866
EXPENSES (NOTE 2):
      Management fees                                                                   13,861            21,492            9,689
      Custody and accounting fees                                                          715             1,134            9,112
      Professional fees                                                                  8,965             8,965            8,965
      Directors' fees                                                                    1,002             1,002            1,002
      Contractholder reports                                                               545               545              545
      Other expenses                                                                     1,173             1,173              656
         Total expenses before reimbursement                                            26,261            34,311           29,969
         Less: expense reimbursement                                                  (10,668)          (10,133)         (14,155)
         Net expenses                                                                   15,593            24,178           15,814
         Net investment income (loss)                                                   22,814           (5,699)            5,052

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND
FOREIGN CURRENCY TRANSACTIONS:
      Realized gain (loss) from:
         Investment transactions                                                       (1,362)         (578,445)          100,967
         Foreign currency transactions                                                      --                --               --
         Option contracts written                                                           --                --               --
            Net realized gain (loss)
               from investments, options written
               and foreign currency transactions                                       (1,362)         (578,445)          100,967

      Change in net unrealized appreciation (depreciation) from:
         Investments                                                                    72,828         (298,416)        (157,108)
         Options written                                                                    --                --               --
         Translation of assets and liabilities
            in foreign currencies                                                           --                --               --

         Net unrealized appreciaton
            (depreciation)                                                              72,828         (298,416)        (157,108)

            Net gain (loss) on investments,
               options written and foreign
               currency transactions                                                    71,466         (876,861)         (56,141)
            Increase (decrease) in net assets
               resulting from operations                                        $       94,280  $      (882,560)     $   (51,089)

See accompanying Notes to Financial Statements.

Statements of Operations

Six Months Ended June 30, 2001 (Unaudited)
                                                                                    Small Cap           Growth
                                                                                     Equity          & Income      Balanced
INVESTMENT INCOME:
Income:
      Dividends                                                                 $        1,426   $        43,487   $       21,380
      Interest                                                                           9,144             5,665           57,058
      Foreign tax withheld                                                                  --                --               --
                                                                                        10,570            49,152           78,438
EXPENSES (NOTE 2):
      Management fees                                                                   18,566            22,220           13,781
      Custody and accounting fees                                                        7,171             2,577              262
      Professional fees                                                                  8,965             8,965            8,965
      Directors' fees                                                                    1,002             1,002            1,002
      Contractholder reports                                                               545               545              545
      Other expenses                                                                     1,173             1,773            3,303
         Total expenses before reimbursement                                            37,422            37,082           27,858
         Less: expense reimbursement                                                  (16,901)          (12,084)         (12,354)
         Net expenses                                                                   20,521            24,998           15,504
         Net investment income (loss)                                                  (9,951)            24,154           62,934

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND
FOREIGN CURRENCY TRANSACTIONS:
      Realized gain (loss) from:
         Investment transactions                                                     (693,770)           136,681         (12,012)
         Foreign currency transactions                                                      --                --               --
         Option contracts written                                                           --                --               --
            Net realized gain (loss)
               from investments, options written
               and foreign currency transactions                                     (693,770)           136,681         (12,012)

      Change in net unrealized appreciation (depreciation) from:
         Investments                                                                   569,361         (405,928)          160,781
         Options written                                                                    --                --               --
         Translation of assets and liabilities
            in foreign currencies                                                           --                --               --

         Net unrealized appreciaton
            (depreciation)                                                             569,361         (405,928)          160,781

            Net gain (loss) on investments,
               options written and foreign
               currency transactions                                                 (124,409)         (269,247)          148,769
            Increase (decrease) in net assets
               resulting from operations                                      $      (134,360)        $(245,093)        $ 211,703

See accompanying Notes to Financial Statements.

Statements of Operations

Six Months Ended June 30, 2001 (Unaudited)
                                                                                 Intermediate          Global              Money
                                                                                 Fixed Income       Fixed Income          Market
INVESTMENT INCOME:
Income:
      Dividends                                                                 $          656   $           656   $           --
      Interest                                                                         115,299           160,325           47,601
      Foreign tax withheld                                                                  --             (566)               --
                                                                                       115,955           160,415           47,601
EXPENSES (NOTE 2):
      Management fees                                                                   10,113            23,202            3,758
      Custody and accounting fees                                                       11,891            18,585            1,709
      Professional fees                                                                  8,965             8,965            8,965
      Directors' fees                                                                    1,002             1,002            1,002
      Contractholder reports                                                               545               545              545
      Other expenses                                                                     5,152             4,302              656
         Total expenses before reimbursement                                            37,668            56,601           16,635
         Less: expense reimbursement                                                  (24,064)          (25,502)         (11,938)
         Net expenses                                                                   13,604            31,099            4,697
         Net investment income (loss)                                                  102,351           129,316           42,904

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND
FOREIGN CURRENCY TRANSACTIONS:
      Realized gain (loss) from:
         Investment transactions                                                        45,860           178,946            1,272
         Foreign currency transactions                                                      --             6,094               --
         Option contracts written                                                           --            23,211               --
            Net realized gain (loss)
               from investments, options written
               and foreign currency transactions                                        45,860           208,251            1,272

      Change in net unrealized appreciation (depreciation) from:
         Investments                                                                  (22,863)         (202,341)               --
         Options written                                                                    --            13,134               --
         Translation of assets and liabilities
            in foreign currencies                                                           --           (6,058)               --

         Net unrealized appreciaton
            (depreciation)                                                            (22,863)         (195,265)               --

            Net gain (loss) on investments,
               options written and foreign
               currency transactions                                                    22,997            12,986            1,272
            Increase (decrease) in net assets
               resulting from operations                                        $      125,348   $       142,302   $       44,176

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                           Large Cap Value
                                                                                                     Six Months
                                                                                                        Ended
                                                                                                       6/30/01        Year Ended
                                                                                                     (Unaudited)        12/31/00
OPERATIONS:
   Net investment income (loss)                                                                  $        22,814   $       50,058
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                  (1,362)        (489,414)
   Net unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      in foreign currencies                                                                               72,828          714,300
      Net increase (decrease) in net assets
         resulting from operations                                                                        94,280          274,944

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                      --         (50,058)
   Net realized gain from investment transactions                                                             --               --
   Tax return of capital                                                                                      --          (1,398)
   In excess of realized capital gains                                                                        --               --
         Total distributions to contractholders                                                               --         (51,456)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                            28,720          252,411
   Reinvested distributions                                                                                   --           51,456
                                                                                                          28,720          303,867
   Shares repurchased                                                                                   (20,879)        (210,235)
      Net increase from capital share transactions                                                         7,841           93,632
      Net increase (decrease) in net assets                                                              102,121          317,120

NET ASSETS:
   Beginning of period                                                                                 3,509,842        3,192,722
   End of period                                                                                 $     3,611,963   $    3,509,842
   Undistributed net investment income (loss) at end of period                                   $        22,814   $           --

      Fund share transactions:
      Shares sold                                                                                          2,845           26,661
      Reinvested distributions                                                                                --            5,327
                                                                                                           2,845           31,988
      Shares repurchased                                                                                 (2,082)         (22,957)
         Net increase in fund shares                                                                         763            9,031

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                         Large Cap Growth
                                                                                                     Six Months
                                                                                                        Ended
                                                                                                       6/30/01        Year Ended
                                                                                                     (Unaudited)        12/31/00
OPERATIONS:
   Net investment income (loss)                                                                  $       (5,699)   $     (26,829)
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                (578,445)          172,860
   Net unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      in foreign currencies                                                                            (298,416)      (1,089,169)
      Net increase (decrease) in net assets
         resulting from operations                                                                     (882,560)        (943,138)

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                      --               --
   Net realized gain from investment transactions                                                             --        (290,846)
   Tax return of capital                                                                                      --         (27,970)
   In excess of realized capital gains                                                                        --               --
         Total distributions to contractholders                                                               --        (318,816)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                           260,818        2,418,759
   Reinvested distributions                                                                                   --          318,817
                                                                                                         260,818        2,737,576
   Shares repurchased                                                                                  (125,031)        (230,728)
      Net increase from capital share transactions                                                       135,787        2,506,848
      Net increase (decrease) in net assets                                                            (746,773)        1,244,894

NET ASSETS:
   Beginning of period                                                                                 5,853,009        4,608,115
   End of period                                                                                 $     5,106,236   $    5,853,009
   Undistributed net investment income (loss) at end of period                                   $       (5,699)   $           --

      Fund share transactions:
      Shares sold                                                                                         19,160          126,618
      Reinvested distributions                                                                                --           22,595
                                                                                                          19,160          149,213
      Shares repurchased                                                                                 (9,120)         (12,990)
         Net increase in fund shares                                                                      10,040          136,223

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                          Mid Cap Equity
                                                                                                     Six Months
                                                                                                        Ended
                                                                                                       6/30/01      Year Ended
                                                                                                    (Unaudited)       12/31/00
OPERATIONS:
   Net investment income (loss)                                                                  $         5,052   $        5,713
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                  100,967          368,769
   Net unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      in foreign currencies                                                                            (157,108)          392,733
      Net increase (decrease) in net assets
         resulting from operations                                                                      (51,089)          767,215

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                      --          (4,990)
   Net realized gain from investment transactions                                                             --        (386,769)
   Tax return of capital                                                                                      --         (55,883)
   In excess of realized capital gains                                                                        --         (29,453)
         Total distributions to contractholders                                                               --        (459,095)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                           184,015          194,511
   Reinvested distributions                                                                                   --          459,095
                                                                                                         184,015          653,606
   Shares repurchased                                                                                   (40,002)        (135,488)
      Net increase from capital share transactions                                                       144,013          518,118
      Net increase (decrease) in net assets                                                               92,924          826,238

NET ASSETS:
   Beginning of period                                                                                 3,588,005        2,761,767
   End of period                                                                                 $     3,680,929   $    3,588,005
   Undistributed net investment income (loss) at end of period                                   $         5,052   $           --

      Fund share transactions:
      Shares sold                                                                                         15,609           16,375
      Reinvested distributions                                                                                --           39,306
                                                                                                          15,609           55,681
      Shares repurchased                                                                                 (3,401)         (10,428)
         Net increase in fund shares                                                                      12,208           45,253

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                         Small Cap Equity
                                                                                                     Six Months
                                                                                                        Ended
                                                                                                       6/30/01       Year Ended
                                                                                                     (Unaudited)       12/31/00
OPERATIONS:
   Net investment income (loss)                                                                  $       (9,951)   $     (20,885)
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                (693,770)          989,571
   Net unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      in foreign currencies                                                                              569,361      (1,234,215)
      Net increase (decrease) in net assets
         resulting from operations                                                                     (134,360)        (265,529)

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                      --               --
   Net realized gain from investment transactions                                                             --        (967,804)
   Tax return of capital                                                                                      --               --
   In excess of realized capital gains                                                                        --               --
         Total distributions to contractholders                                                               --        (967,804)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                           278,674        1,370,310
   Reinvested distributions                                                                                   --          967,804
                                                                                                         278,674        2,338,114
   Shares repurchased                                                                                   (70,256)        (211,863)
      Net increase from capital share transactions                                                       208,418        2,126,251
      Net increase (decrease) in net assets                                                               74,058          892,918

NET ASSETS:
   Beginning of period                                                                                 4,084,563        3,191,645
   End of period                                                                                 $     4,158,621   $    4,084,563
   Undistributed net investment income (loss) at end of period                                   $       (9,951)   $           --

      Fund share transactions:
      Shares sold                                                                                         32,528           93,135
      Reinvested distributions                                                                                --          113,993
                                                                                                          32,528          207,128
      Shares repurchased                                                                                 (8,057)         (16,499)
         Net increase in fund shares                                                                      24,471          190,629

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                        Growth & Income
                                                                                                     Six Months
                                                                                                        Ended
                                                                                                       6/30/01        Year Ended
                                                                                                     (Unaudited)       12/31/00
OPERATIONS:
   Net investment income                                                                         $        24,154   $       51,995
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                  136,681         (36,755)
   Net unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      in foreign currencies                                                                            (405,928)          728,523
      Net increase (decrease) in net assets
         resulting from operations                                                                     (245,093)          743,763

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                      --         (53,304)
   Net realized gain from investment transactions                                                             --          (7,581)
   Tax return of capital                                                                                      --         (64,990)
   In excess of realized capital gains                                                                        --         (41,651)
      Total distributions to contractholders                                                                  --        (167,526)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                           528,168        1,352,365
   Reinvested distributions                                                                                   --          167,526
                                                                                                         528,168        1,519,891
   Shares repurchased                                                                                   (61,896)        (106,341)
      Net increase (decrease) from capital share transactions                                            466,272        1,413,550
         Net increase (decrease) in net assets                                                           221,179        1,989,787

NET ASSETS:
   Beginning of period                                                                                 5,623,309        3,633,522
   End of period                                                                                 $     5,844,488   $    5,623,309
   Undistributed net investment income at end of period                                          $        24,154   $           --

      Fund share transactions:
      Shares sold                                                                                         39,389          104,976
      Reinvested distributions                                                                                --           12,354
                                                                                                          39,389          117,330
      Shares repurchased                                                                                 (4,602)          (8,212)
         Net increase (decrease) in fund shares                                                           34,787          109,118

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                             Balanced
                                                                                                     Six Months
                                                                                                        Ended
                                                                                                       6/30/01       Year Ended
                                                                                                     (Unaudited)       12/31/00
OPERATIONS:
   Net investment income                                                                         $        62,934   $      109,814
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                 (12,012)           59,360
   Net unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      in foreign currencies                                                                              160,781           79,718
      Net increase (decrease) in net assets
         resulting from operations                                                                       211,703          248,892

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                      --        (109,814)
   Net realized gain from investment transactions                                                             --         (43,388)
   Tax return of capital                                                                                      --         (18,487)
   In excess of realized capital gains                                                                        --               --
      Total distributions to contractholders                                                                  --        (171,689)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                           125,787          130,258
   Reinvested distributions                                                                                   --          171,691
                                                                                                         125,787          301,949
   Shares repurchased                                                                                   (17,182)         (36,492)
      Net increase (decrease) from capital share transactions                                            108,605          265,457
         Net increase (decrease) in net assets                                                           320,308          342,660

NET ASSETS:
   Beginning of period                                                                                 3,313,299        2,970,639
   End of period                                                                                 $     3,633,607   $    3,313,299
   Undistributed net investment income at end of period                                          $        62,934   $           --

      Fund share transactions:
      Shares sold                                                                                         13,149           13,219
      Reinvested distributions                                                                                --           19,313
                                                                                                          13,149           32,532
      Shares repurchased                                                                                 (1,808)          (3,784)
         Net increase (decrease) in fund shares                                                           11,341           28,748

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                     Intermediate Fixed Income
                                                                                                     Six Months
                                                                                                        Ended
                                                                                                       6/30/01       Year Ended
                                                                                                     (Unaudited)      12/31/00
OPERATIONS:
   Net investment income                                                                         $       102,351   $      169,238
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                   45,860         (43,444)
   Net unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      in foreign currencies                                                                             (22,863)          157,668
      Net increase (decrease) in net assets
         resulting from operations                                                                       125,348          283,462

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                      --        (168,195)
   Net realized gain from investment transactions                                                             --               --
   Tax return of capital                                                                                      --               --
   In excess of realized capital gains                                                                        --               --
      Total distributions to contractholders                                                                  --        (168,195)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                           313,579          548,493
   Reinvested distributions                                                                                   --          168,195
                                                                                                         313,579          716,688
   Shares repurchased                                                                                  (122,776)        (169,152)
      Net increase (decrease) from capital share transactions                                            190,803          547,536
         Net increase (decrease) in net assets                                                           316,151          662,803

NET ASSETS:
   Beginning of period                                                                                 3,202,470        2,539,667
   End of period                                                                                 $     3,518,621   $    3,202,470
   Undistributed net investment income at end of period                                          $       106,494   $        4,143

      Fund share transactions:
      Shares sold                                                                                         31,376           55,562
      Reinvested distributions                                                                                --           17,251
                                                                                                          31,376           72,813
      Shares repurchased                                                                                (12,269)         (17,731)
         Net increase (decrease) in fund shares                                                           19,107           55,082

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                        Global Fixed Income
                                                                                                     Six Months
                                                                                                        Ended
                                                                                                       6/30/01       Year Ended
                                                                                                     (Unaudited)      12/31/00

OPERATIONS:
   Net investment income                                                                         $       129,316   $      266,625
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                  208,251           52,085
   Net unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      in foreign currencies                                                                            (195,265)          204,640
      Net increase (decrease) in net assets
         resulting from operations                                                                       142,302          523,350

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                      --        (276,804)
   Net realized gain from investment transactions                                                             --               --
   Tax return of capital                                                                                      --        (372,052)
   In excess of realized capital gains                                                                        --         (14,674)
      Total distributions to contractholders                                                                  --        (663,530)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                           127,714           52,981
   Reinvested distributions                                                                                   --          663,530
                                                                                                         127,714          716,511
   Shares repurchased                                                                                   (17,545)          (9,287)
      Net increase (decrease) from capital share transactions                                            110,169          707,224
         Net increase (decrease) in net assets                                                           252,471          567,044

NET ASSETS:
   Beginning of period                                                                                 6,083,027        5,515,983
   End of period                                                                                 $     6,335,498   $    6,083,027
   Undistributed net investment income at end of period                                          $       497,110   $      107,116

      Fund share transactions:
      Shares sold                                                                                         14,000            5,546
      Reinvested distributions                                                                                --           73,972
                                                                                                          14,000           79,518
      Shares repurchased                                                                                 (1,912)            (962)
         Net increase (decrease) in fund shares                                                           12,088           78,556

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                           Money Market
                                                                                                     Six Months
                                                                                                        Ended
                                                                                                       6/30/01       Year Ended
                                                                                                     (Unaudited)      12/31/00

OPERATIONS:
   Net investment income                                                                         $        42,904   $      105,929
   Net realized gain (loss) from investments,
      options written and foreign currency transactions                                                    1,272                8
   Net unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      in foreign currencies                                                                                   --               --
      Net increase (decrease) in net assets
         resulting from operations                                                                        44,176          105,937

DISTRIBUTIONS TO CONTRACTHOLDERS:
   Net investment income                                                                                (42,904)        (105,929)
   Net realized gain from investment transactions                                                             --               --
   Tax return of capital                                                                                      --               --
   In excess of realized capital gains                                                                        --               --
      Total distributions to contractholders                                                            (42,904)        (105,929)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                                         1,383,308        7,462,985
   Reinvested distributions                                                                               47,247          101,249
                                                                                                       1,430,555        7,564,234
   Shares repurchased                                                                                (1,630,024)      (7,165,695)
      Net increase (decrease) from capital share transactions                                          (199,469)          398,539
         Net increase (decrease) in net assets                                                         (198,197)          398,547

NET ASSETS:
   Beginning of period                                                                                 1,999,706        1,601,159
   End of period                                                                                 $     1,801,509   $    1,999,706
   Undistributed net investment income at end of period                                          $            --   $           --

      Fund share transactions:
      Shares sold                                                                                      1,383,309        7,462,985
      Reinvested distributions                                                                            47,247          101,249
                                                                                                       1,430,556        7,564,234
      Shares repurchased                                                                             (1,630,024)      (7,165,695)
         Net increase (decrease) in fund shares                                                        (199,468)          398,539

See accompanying Notes to Financial Statements.

Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES:

Investors Mark Series Fund (the Fund) is registered under the Investment Company
Act of 1940 (as amended) as a diversified open-end management investment company of the series type. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net asset value of each series. Shares of the Fund are distributed to a variable annuity separate account of Business Men's Assurance
Company of America. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. INVESTMENT VALUATION -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last quoted sales price; securities for which there were no sales reported are valued at the mean between the bid and ask prices; exchange listed options are valued at the last sales price; bonds and other securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board of Directors. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments.
Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in the Money Market Portfolio are valued at amortized cost, which approximates market value.

B. OPTIONS -- When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option.
If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

C. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities expressed in foreign currencies are converted into U.S. dollars based on current exchange rates at the end of the period. Purchases and sales of investments in securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
The Portfolios of the Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Global Fixed Income Portfolio may
enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. The portfolio may enter into these contracts to fix the U.S.
dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. These contracts may also be used to hedge the U.S.
dollar value of securities owned which are denominated in foreign currencies.

Forward foreign currency contracts are valued each day at the close of the New
York Stock Exchange at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks
(limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Fund's investment advisor deems creditworthy under guidelines approved by the Fund's
Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

F. EXPENSE LIMITATIONS -- Investors Mark Advisor, LLC. (the Advisor), has
voluntarily agreed to pay certain operating expenses in an amount that limits the total operating expenses of the portfolios to an annual rate of .50% of average daily net assets for the Money Market Portfolio; .80% of average daily net assets for the Intermediate Fixed Income Portfolio; .90% of the average daily net assets for Mid Cap Equity, Large Cap Value, Large Cap Growth, Growth
& Income and Balanced Portfolios; 1.00% of average daily net assets for the
Global Fixed Income Portfolio and 1.05% of average daily net assets for the
Small Cap Equity Portfolio. This expense limitation may be modified or terminated at the discretion of the Advisor at any time without notice to contractholders. The Advisor may be reimbursed by the Portfolios for such expenses at a later date. This may be done only if such reimbursement does not cause a Portfolio's expenses to exceed the expense cap percentage shown above.

G. DISTRIBUTIONS TO CONTRACTHOLDERS -- Distributions to contractholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments for expiration of net operating losses and recharacterization of foreign currency gains and losses. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

H. FEDERAL INCOME TAXES -- The Fund complied with the requirements of the
Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required. For the year ended
December 31, 2000 for federal income tax purposes, the Large Cap Growth, Mid Cap
Equity, Small Cap Equity and Growth & Income Portfolios have designated capital gain dividends of $318,817, $84,333, $390,295 and $79,955, respectively.

As of December 31, 2000, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains are as follows:

                                Capital Loss
Portfolio                      Carryforwards                Expires
Large Cap Value                $    385,291                   2008
Growth & Income                  19,566                   2008
Intermediate Fixed Income            62,906                   2007
                                     70,440                   2008
Global Fixed Income                  28,625                   2007
                                    184,659                   2008
Money Market                             34                   2007

I. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to contractholders are recorded on the ex-dividend date.
Realized gains and losses from investment transactions are determined on the identified cost basis.

In November 2000, the American Institute of Certified Public Accountants (AICPA)
issued a revised version of the AICPA Audit and Accounting Guide for Investment
Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. The portfolios of the Fund currently do not amortize premiums on fixed income securities. Upon adoption, the portfolios will be required to record a cumulative effect adjustment to reflect the amortization of premiums.
The adjustment will reduce net investment income and increase unrealized appreciation on securities and therefore will not impact total net assets. At this time, the Fund has not completed its analysis of the impact of this accounting change.

J. USE OF ESTIMATES-- The preparation of financial
statements in conformity with accounting principles generally accepted in the
United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. ADVISORY FEES

Advisory fees are paid to the Advisor based on an annual percentage of average daily net assets. Listed below are advisory fees as a percentage of average daily net assets.

Portfolio                                                  % of Net Assets

Large Cap Value                                                   0.80%
Large Cap Growth                                                  0.80%
Mid Cap Equity                                                    0.80%
Small Cap Equity                                                  0.95%
Growth & Income                                               0.80%
Balanced                                                          0.80%
Intermediate Fixed Income                                         0.60%
Global Fixed Income                                               0.75%
Money Market                                                      0.40%

3. INVESTMENT TRANSACTIONS

Investment transactions for the period ended June 30, 2001, (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:
                                                                     Proceeds
Portfolio                                      Purchases            From Sales

Large Cap Value                           $      591,908           $    347,144
Large Cap Growth                               1,746,588              1,477,095
Mid Cap Equity                                 3,342,574              2,992,465
Small Cap Equity                               3,153,835              2,912,578
Growth & Inco                              2,360,359              1,868,368
Balanced                                         651,538                467,612
Intermediate Fixed Income                      3,626,019              3,232,219
Global Fixed Income                            6,846,193              6,261,732

4. OPTIONS WRITTEN
The following options written were outstanding for the Global Fixed Income
Portfolio as of June 30, 2001:

PUT OPTIONS WRITTEN
                          Expiration     Exercise     Number of        Market
Issuer/Currency              Date          price      Contracts         Value

United States Treasury      Jul-01        102.250        600     $          304

Total put options outstanding
   (premiums received, $656)                                     $          304
CALL OPTIONS WRITTEN
                        Expiration      Exercise        Number of        Market
Issuer/Currency            Date           price         Contracts         Value

Japanese Yen             Dec-01          117.000           500     $        192
United States Treasury   Jul-01          109.000           600               --

Total call options outstanding
   (premiums received, $1,431)                                     $        192

Transactions in options written for the Global Fixed Income Portfolio for the year ended June 30, 2001, were as follows:
                                    Number Of                          Premium
                                    Contracts                           Amount
PUT OPTIONS WRITTEN
Balance at December 31, 2000         4,372                         $     4,809
Opened                               5,160                               5,431
Expired                            (3,950)                             (4,484)
Closed                             (4,982)                             (5,100)
Balance at June 30, 2001               600                         $       656

CALL OPTIONS WRITTEN
Balance at December 31, 2000         8,257                         $     6,797
Opened                               9,952                              11,519
Expired                            (7,711)                             (7,935)
Closed                             (9,398)                             (8,950)
Balance at June 30, 2001             1,100                         $     1,431

5. FORWARD FOREIGN CURRENCY CONTRACTS

Following is a summary of forward foreign currency contracts that were outstanding at June 30, 2001 for the Global Fixed Income Portfolio:

CONTRACTS TO SELL CURRENCY:

                                                                               Amount To Be          U.S. $                 Net
                                                                 Foreign         Received             Value           Unrealized
                                       Settlement               Currency            In                As Of          Appreciation
                                          Date               To Be Delivered      U.S. $             6/30/01        (Depreciation)

Argentine Peso                           4/17/02                     55,556     $       50,183   $        55,583   $      (5,400)
Australian Dollar                        9/19/01                    190,000             98,800            96,672            2,128
Canadian Dollar                          9/19/01                    210,000            138,240           138,559            (319)
Danish Krone                             9/19/01                  1,450,000            163,537           165,032          (1,495)
Euro                                8/22/01-9/19/01               2,817,337          2,402,499         2,389,669           12,830
British Pound                        7/2/01-9/19/01                 303,218            424,312           427,415          (3,103)
Hong Kong Dollar                         8/13/01                    439,578             55,585            56,363            (778)
Japanese Yen                         7/2/01-9/19/01             168,194,926          1,380,898         1,358,428           22,470
Poland Zlotty                            8/3/01                      60,360             11,673            14,914          (3,241)
Swedish Krona                        6/29/01-9/19/01              2,598,865            238,053           239,122          (1,069)
Singapore Dollar                         9/19/01                    135,000             74,586            74,290              296
                                                                                $    5,038,366   $     5,016,047   $       22,319
CONTRACTS TO BUY CURRENCY:
                                                                               Amount To Be          U.S. $                 Net
                                                                 Foreign           Paid               Value           Unrealized
                                       Settlement               Currency            In                As Of          Appreciation
                                          Date               To Be Delivered      U.S. $             6/30/01        (Depreciation)

Argentine Peso                           4/17/02                     55,556     $       50,871   $        55,583   $        4,712
Australian Dollar                        9/19/01                    190,000            100,225            96,672          (3,553)
British Pound                            9/19/01                     40,000             56,090            56,360              270
Danish Krone                             9/19/01                    520,000             59,849            59,184            (665)
Euro                                  7/2/01-9/19/01                195,473            167,618           165,843          (1,775)
Hong Kong Dollar                         8/13/01                    439,578             56,418            56,363             (55)
Hungary Forint                           9/11/01                  2,620,000              8,889             8,989              100
Japanese Yen                             9/19/01                    610,000              4,984             4,929             (55)
Poland Zlotty                            8/3/01                      60,360             12,489            14,914            2,425
Swedish Krona                            9/19/01                    810,000             75,159            74,524            (635)
                                                                                $      592,592   $       593,361   $          769

Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.
                                                                                          Large Cap Value
                                                                                                                       For The
                                                                                                                       Period
                                                                      Six                                               From
                                                                    Months                                            11/13/97
                                                                     Ended                    Years Ended            (Commence-
                                                                 June 30, 2001               December 31,             ment) To
                                                                  (Unaudited)     2000           1999       1998      12/31/97

Net asset value, beginning of period                                 $  10.07      $  9.40      $  9.88        $9.69     $  10.00

   Income from investment operations:
      Net investment income (loss)                                       0.07         0.15         0.22         0.13         0.02
      Net gains (losses) on securities
         (both realized and unrealized)                                  0.20         0.67       (0.15)         0.35       (0.31)
   Total income (loss) from investment
      operations                                                         0.27         0.82         0.07         0.48       (0.29)

  Less distributions:
      Dividends from net investment income                                 --       (0.15)       (0.22)       (0.14)       (0.02)
      Distributions from realized capital gains              --            --       (0.33)       (0.15)           --
      Tax return of capital                                                --        --(c)           --           --           --
      In excess of realized capital gains                                  --           --           --           --           --
  Total distributions                                                      --       (0.15)       (0.55)       (0.29)       (0.02)

Net asset value, end of period                                       $  10.34     $  10.07      $  9.40      $  9.88      $  9.69

Total return(a)                                                         2.68%        8.79%        0.79%        5.03%      (2.86%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)                             $  3,612     $  3,510      $ 3,193     $  3,226     $  2,444
Ratio of expenses to average
   net assets(b)                                                        0.89%        0.90%        0.90%        0.90%        0.90%
Ratio of net investment income (loss)
   to average net assets(b)                                             1.31%        1.61%        2.00%        1.44%        2.21%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                   1.50%        1.45%        1.49%        1.55%        2.78%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                             0.70%        1.06%        1.41%        0.79%        0.33%
Portfolio turnover rate                                                   10%          26%          23%          18%           --

(a) Total return not annualized for periods less than one full year
(b) Annualized for periods less than one full year (c) Less than $.01 per share

See accompanying Notes to Financial Statements.

Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.
                                                                                         Large Cap Growth
                                                                                                                       For The
                                                                                                                       Period
                                                                      Six                                               From
                                                                    Months                                            11/13/97
                                                                     Ended                    Years Ended            (Commence-
                                                                 June 30, 2001               December 31,             ment) To
                                                                  (Unaudited)     2000           1999       1998      12/31/97

Net asset value, beginning of period                                 $  14.94     $  18.03     $  13.31     $  10.71     $  10.00
   Income from investment operations:
      Net investment income (loss)                                     (0.01)       (0.07)       (0.03)           --           --
      Net gains (losses) on securities
         (both realized and unrealized)                                (2.22)       (2.15)         4.75         2.61         0.71
   Total income (loss) from investment
      operations                                                       (2.23)       (2.22)         4.72         2.61        0.71

   Less distributions:
      Dividends from net investment income                                 --           --           --       (0.01)           --
      Distributions from realized capital gains                            --       (0.79)           --           --           --
      Tax return of capital                                                --       (0.08)           --           --           --
      In excess of realized capital gains                                  --           --           --           --           --
  Total distributions                                                      --       (0.87)           --       (0.01)           --

Net asset value, end of period                                       $  12.71     $  14.94     $  18.03     $  13.31     $  10.71

Total return(a)                                                      (14.93%)     (12.03%)       35.46%       24.35%        7.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)                             $  5,106     $  5,853     $  4,608     $  2,993     $  2,157
Ratio of expenses to average
   net assets(b)                                                        0.89%        0.90%        0.90%        0.90%        0.90%
Ratio of net investment income (loss)
   to average net assets(b)                                           (0.21%)      (0.44%)      (0.23%)      (0.02%)        0.33%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                   1.27%        1.15%        1.49%        1.66%        3.19%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                           (0.58%)      (0.69%)      (0.82%)      (0.78%)      (1.96%)
Portfolio turnover rate                                                   28%          78%          72%          49%           --

(a) Total return not annualized for periods less than one full year
(b) Annualized for periods less than one full year (c) Less than $.01 per share

See accompanying Notes to Financial Statements.

Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.
                                                                                          Mid Cap Equity
                                                                                                                       For The
                                                                                                                       Period
                                                                      Six                                               From
                                                                    Months                                            11/13/97
                                                                     Ended                    Years Ended            (Commence-
                                                                 June 30, 2001               December 31,             ment) To
                                                                  (Unaudited)     2000           1999       1998      12/31/97

Net asset value, beginning of period                                 $  12.39     $  11.30     $  11.11     $  10.49     $  10.00
  Income from investment operations:
      Net investment income (loss)                                       0.02         0.02         0.04         0.04         0.02
      Net gains (losses) on securities
         (both realized and unrealized)                                (0.21)         2.91         0.21         0.69         0.49
   Total income (loss) from investment
      operations                                                       (0.19)         2.93         0.25         0.73         0.51

  Less distributions:
      Dividends from net investment income                                 --       (0.02)       (0.03)       (0.03)       (0.02)
      Distributions from realized capital gains                            --       (1.48)       (0.03)       (0.08)           --
      Tax return of capital                                                --       (0.22)           --           --           --
      In excess of realized capital gains                                  --       (0.12)           --           --           --
   Total distributions                                                     --       (1.84)       (0.06)       (0.11)       (0.02)

Net asset value, end of period                                       $  12.20     $  12.39     $  11.30     $  11.11     $  10.49

Total return(a)                                                       (1.53%)       26.92%        2.26%        7.03%        5.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)                             $  3,681     $  3,588     $  2,762     $  2,468     $  2,119
Ratio of expenses to average
   net assets(b)                                                        0.89%        0.90%        0.90%        0.90%        0.90%
Ratio of net investment income (loss)
   to average net assets(b)                                             0.29%        0.18%        0.38%        0.38%        1.34%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                   1.69%        1.91%        2.33%        2.38%        3.40%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                           (0.51%)      (0.83%)      (1.05%)      (1.10%)      (1.16%)
Portfolio turnover rate                                                   85%         120%          97%         166%          13%

(a) Total return not annualized for periods less than one full year
(b) Annualized for periods less than one full year (c) Less than $.01 per share

See accompanying Notes to Financial Statements.

Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.
                                                                                         Small Cap Equity
                                                                                                                       For The
                                                                                                                       Period
                                                                      Six                                               From
                                                                    Months                                            11/13/97
                                                                     Ended                    Years Ended            (Commence-
                                                                 June 30, 2001               December 31,             ment) To
                                                                  (Unaudited)     2000           1999       1998      12/31/97

Net asset value, beginning of period                                  $  9.45     $  13.20      $  8.14      $  9.72     $  10.00
   Income from investment operations:
      Net investment income (loss)                                     (0.02)       (0.05)       (0.05)       (0.05)           --
      Net gains (losses) on securities
         (both realized and unrealized)                                (0.33)       (0.65)         5.11       (1.53)       (0.28)
   Total income (loss) from
      investment operations                                            (0.35)       (0.70)         5.06       (1.58)       (0.28)

   Less distributions:
      Dividends from net investment income                                 --           --           --           --           --
      Distributions from realized capital gains                            --       (3.05)           --           --           --
      Tax return of capital                                                --           --           --           --           --
      In excess of realized capital gains                                  --           --           --           --           --
   Total distributions                                                     --       (3.05)           --           --           --

Net asset value, end of period                                        $  9.10      $  9.45     $  13.20      $  8.14      $  9.72

Total return(a)                                                       (3.70%)      (2.69%)       62.16%     (16.22%)      (2.80%)

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                                    $  4,159     $  4,085     $  3,192     $  1,786     $  1,960
Ratio of expenses to average
   net assets(b)                                                        1.04%        1.05%        1.05%        1.05%        1.05%
Ratio of net investment income (loss)
   to average net assets(b)                                           (0.50%)      (0.51%)      (0.61%)      (0.52%)        0.29%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement(b)                                             1.90%        1.45%        2.53%        2.29%        3.49%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                           (1.36%)      (0.91%)      (2.09%)      (1.76%)      (2.15%)
Portfolio turnover rate                                                   72%         140%         123%         132%           8%

(a) Total return not annualized for periods less than one full year
(b) Annualized for periods less than one full year

Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.
                                                                                      Growth & Income
                                                                                                                       For The
                                                                                                                       Period
                                                                      Six                                               From
                                                                    Months                                            11/13/97
                                                                     Ended                    Years Ended            (Commence-
                                                                 June 30, 2001               December 31,             ment) To
                                                                  (Unaudited)     2000           1999       1998      12/31/97

Net asset value, beginning of period                                 $  14.21     $  12.67     $  11.53     $  10.41     $  10.00
   Income from investment operations:
      Net investment income (loss)                                       0.06         0.14         0.11         0.13         0.02
      Net gains (losses) on securities
         (both realized and unrealized)                                (0.70)         1.84         1.80         1.12         0.40
   Total income (loss) from
      investment operations                                            (0.64)         1.98         1.91         1.25         0.42

   Less distributions:
      Dividends from net investment income                                 --       (0.14)       (0.11)       (0.13)       (0.01)
      Distributions from realized capital gains                            --       (0.02)       (0.66)           --           --
      Tax return of capital                                                --       (0.17)           --           --           --
      In excess of realized capital gains                                  --       (0.11)           --           --           --
   Total distributions                                                     --       (0.44)       (0.77)       (0.13)       (0.01)

Net asset value, end of period                                       $  13.57     $  14.21     $  12.67     $  11.53     $  10.41

Total return(a)                                                       (4.50%)       15.79%       16.65%       12.03%        4.25%

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                                    $  5,844     $  5,623     $  3,634     $  2,765     $  2,101
Ratio of expenses to average
   net assets(b)                                                        0.89%        0.90%        0.90%        0.90%        0.90%
Ratio of net investment income (loss)
   to average net assets(b)                                             0.86%        1.21%        0.92%        1.23%        1.50%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement(b)                                             1.32%        1.28%        1.67%        1.75%        3.19%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                             0.43%        0.83%        0.15%        0.38%      (0.79%)
Portfolio turnover rate                                                   33%          43%          66%          76%           --

(a) Total return not annualized for periods less than one full year
(b) Annualized for periods less than one full year

Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.
                                                                                             Balanced
                                                                                                                       For The
                                                                                                                       Period
                                                                      Six                                               From
                                                                    Months                                            11/13/97
                                                                     Ended                    Years Ended            (Commence-
                                                                 June 30, 2001               December 31,             ment) To
                                                                  (Unaudited)     2000           1999       1998      12/31/97

Net asset value, beginning of period                                   $ 9.31      $  9.08      $  8.88      $  9.96     $  10.00
   Income from investment operations:
      Net investment income (loss)                                       0.17         0.33         0.45         0.47         0.06
      Net gains (losses) on securities
         (both realized and unrealized)                                  0.41         0.41         0.28       (1.08)       (0.04)
   Total income (loss) from
      investment operations                                              0.58         0.74         0.73       (0.61)         0.02

   Less distributions:
      Dividends from net investment income                                 --       (0.33)       (0.45)       (0.47)       (0.06)
      Distributions from realized capital gains                            --       (0.13)       (0.08)           --           --
      Tax return of capital                                                --       (0.05)           --           --           --
      In excess of realized capital gains                                  --           --           --           --           --
   Total distributions                                                     --       (0.51)       (0.53)       (0.47)       (0.06)

Net asset value, end of period                                        $  9.89      $  9.31      $  9.08      $  8.88      $  9.96

Total return(a)                                                         6.23%        8.42%        8.21%      (6.03%)        0.18%

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                                    $  3,634     $  3,313     $  2,971     $  2,644     $  2,518
Ratio of expenses to average
   net assets(b)                                                        0.89%        0.90%        0.90%        0.90%        0.90%
Ratio of net investment income (loss)
   to average net assets(b)                                             3.62%        3.39%        4.88%        5.00%        4.78%
Ratio of expenses to average
   net assets before voluntary
   expense reimbursement(b)                                             1.60%        1.51%        1.72%        1.59%        2.78%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                             2.91%        2.78%        4.06%        4.31%        2.90%
Portfolio turnover rate                                                   14%          59%          43%          73%           --

(a) Total return not annualized for periods less than one full year
(b) Annualized for periods less than one full year

Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.
                                                                                     Intermediate Fixed Income
                                                                                                                       For The
                                                                                                                       Period
                                                                      Six                                               From
                                                                    Months                                            11/13/97
                                                                     Ended                    Years Ended            (Commence-
                                                                 June 30, 2001               December 31,             ment) To
                                                                  (Unaudited)     2000           1999       1998      12/31/97

Net asset value, beginning of period                                  $  9.74      $  9.28      $  9.95     $  10.06     $  10.00

   Income from investment operations:
      Net investment income                                              0.29         0.54         0.60         0.57         0.07
      Net gains (losses) on securities
         (both realized and unrealized)                                  0.08         0.46       (0.62)       (0.05)         0.06
   Total income (loss) from
      investment operations                                              0.37         1.00       (0.02)         0.52         0.13

   Less distributions:
      Dividends from net investment income                                 --       (0.54)       (0.60)       (0.56)       (0.07)
      Distributions from realized capital gains                            --           --       (0.05)       (0.07)           --
      Tax return of capital                                                --           --           --           --           --
      In excess of realized capital gains                                  --           --           --           --           --
   Total distributions                                                     --       (0.54)       (0.65)       (0.63)       (0.07)

Net asset value, end of period                                       $  10.11      $  9.74      $  9.28      $  9.95     $  10.06

Total return(a)                                                         3.80%       10.77%      (0.19%)        5.16%        1.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)                             $  3,519     $  3,202     $  2,540     $  2,415     $  2,038
Ratio of expenses to average net assets(b)                              0.80%        0.80%        0.80%        0.80%        0.80%
Ratio of net investment income (loss)
   to average net assets(b)                                             6.02%        6.34%        6.01%        5.75%        5.40%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                   2.22%        2.15%        2.25%        1.97%        3.09%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                             4.60%        4.99%        4.56%        4.58%        3.11%
Portfolio turnover rate                                                  100%         147%         147%         132%          39%

(a) Total return not annualized for periods less than one full year
(b) Annualized for periods less than one full year

Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.
                                                                                        Global Fixed Income
                                                                                                                       For The
                                                                                                                       Period
                                                                      Six                                               From
                                                                    Months                                            11/13/97
                                                                     Ended                    Years Ended            (Commence-
                                                                 June 30, 2001               December 31,             ment) To
                                                                  (Unaudited)     2000           1999       1998      12/31/97

Net asset value, beginning of period                                  $  8.98      $  9.21      $  9.92     $  10.09     $  10.00

   Income from investment operations:
      Net investment income                                              0.56         0.53         0.51         0.84         0.09
      Net gains (losses) on securities
         (both realized and unrealized)                                (0.35)         0.34       (0.54)       (0.11)        0.08v
   Total income (loss) from
      investment operations                                              0.21         0.87       (0.03)         0.73         0.17

   Less distributions:
      Dividends from net investment income                                 --       (0.46)       (0.68)       (0.54)       (0.08)
      Distributions from realized capital gains                            --           --           --       (0.06)           --
      Tax return of capital                                                --       (0.62)           --       (0.30)           --
      In excess of realized capital gains                                  --       (0.02)           --           --           --
   Total distributions                                                     --       (1.10)       (0.68)       (0.90)       (0.08)

Net asset value, end of period                                        $  9.19      $  8.98      $  9.21      $  9.92     $  10.09

Total return(a)                                                         2.34%        9.46%      (0.27%)        7.23%        1.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)                             $  6,335     $  6,083     $  5,516     $  5,483     $  5,099
Ratio of expenses to average net assets(b)                              1.05%        1.00%        1.00%        1.00%        1.00%
Ratio of net investment income (loss)
   to average net assets(b)                                             4.38%        4.65%        5.17%        5.40%        5.29%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                   1.92%        1.83%        1.67%        1.47%        2.28%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                             3.52%        3.82%        4.50%        4.93%        4.01%
Portfolio turnover rate                                                  160%         234%         167%         185%          25%

(a) Total return not annualized for periods less than one full year
(b) Annualized for periods less than one full year

Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.
                                                                                           Money Market
                                                                                                                       For The
                                                                                                                       Period
                                                                      Six                                               From
                                                                    Months                                            11/13/97
                                                                     Ended                    Years Ended            (Commence-
                                                                 June 30, 2001               December 31,             ment) To
                                                                  (Unaudited)      2000           1999       1998      12/31/97

Net asset value, beginning of period                                  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

   Income from investment operations:
      Net investment income                                              0.02         0.06         0.05         0.05         0.01
      Net gains (losses) on securities
         (both realized and unrealized)                                    --           --           --           --           --
   Total income (loss) from
      investment operations                                              0.02         0.06         0.05         0.05         0.01

   Less distributions:
      Dividends from net investment income                             (0.02)       (0.06)       (0.05)       (0.05)       (0.01)
      Distributions from realized capital gains                            --           --           --           --           --
      Tax return of capital                                                --           --           --           --           --
      In excess of realized capital gains                                  --           --           --           --           --

   Total distributions                                                 (0.02)       (0.06)       (0.05)       (0.05)       (0.01)

Net asset value, end of period                                        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

Total return(a)                                                         2.29%        5.84%        4.60%        5.05%        0.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)                             $  1,802     $  2,000     $  1,601     $  1,270     $  1,019
Ratio of expenses to average net assets(b)                              0.50%        0.50%        0.50%        0.50%        0.50%
Ratio of net investment income (loss)
   to average net assets(b)                                             4.53%        5.70%        4.52%        4.93%        5.26%
Ratio of expenses to average net assets before
   voluntary expense reimbursement(b)                                   1.76%        1.62%        2.72%        2.89%        4.90%
Ratio of net investment income (loss)
   to average net assets before voluntary
   expense reimbursement(b)                                             3.27%        4.58%        2.30%        2.54%        0.86%
Portfolio turnover rate                                                    --           --           --           --           --

(a) Total return not annualized for periods less than one full year
(b) Annualized for periods less than one full year

This report has been prepared for the information of the Contractholders of
Investors Mark Series Fund, Inc. and is not to be construed as an offering of the shares of the Fund. Shares of the Fund are offered only by the Prospectus, a copy of which may be obtained from Business Men's Assurance Company of America.